UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 26.0%
	Banks – 6.3%
287,743	Banc of California, Inc., Series E	7.00%	(a)	$7,138,904
259,162	Bank of America Corp., Series CC	6.20%	(a)	6,857,427
265,073	Bank of America Corp., Series HH	5.88%	(a)	6,679,840
680,828	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	9.12%	10/30/40	17,660,678
210,441	Citigroup, Inc., Series K (c)	6.88%	(a)	5,471,466
123,299	Fifth Third Bancorp, Series I (c)	6.63%	(a)	3,310,578
131,513	FNB Corp. (c)	7.25%	(a)	3,666,582
1,948,583	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	8.40%	02/15/40	50,877,502
764,300	Huntington Bancshares, Inc., Series D	6.25%	(a)	19,856,514
250,721	ING Groep N.V.	6.13%	(a)	6,343,241
1,035	JPMorgan Chase & Co., Series DD	5.75%	(a)	25,771
94,005	KeyCorp, Series E (c)	6.13%	(a)	2,552,236
119,697	MB Financial, Inc., Series C	6.00%	(a)	3,012,773
589,871	People’s United Financial, Inc., Series A (c)	5.63%	(a)	15,749,556
405,528	Regions Financial Corp., Series A	6.38%	(a)	10,259,858
242,624	Synovus Financial Corp., Series D (c)	6.30%	(a)	6,085,010
139,973	Valley National Bancorp, Series A (c)	6.25%	(a)	3,667,293
129,041	Valley National Bancorp, Series B (c)	5.50%	(a)	2,922,779
181,701	Wells Fargo & Co., Series V	6.00%	(a)	4,711,507
49,250	Western Allliance Bancorp	6.25%	07/01/56	1,277,545
388,000	Wintrust Financial Corp., Series D (c)	6.50%	(a)	11,193,800
165,838	Zions Bancorp NA, Series G (c)	6.30%	(a)	4,744,625
				194,065,485
	Capital Markets – 3.8%
284,949	Apollo Global Management, LLC, Series B	6.38%	(a)	6,915,712
722,219	Apollo Investment Corp.	6.88%	07/15/43	18,481,584
181,996	Ares Management Corp., Series A	7.00%	(a)	4,879,313
679,710	Goldman Sachs Group, Inc., Series K (c)	6.38%	(a)	17,985,126
732,609	Morgan Stanley, Series E (c)	7.13%	(a)	20,366,530
939,013	Morgan Stanley, Series F (c)	6.88%	(a)	25,353,351
183,500	Oaktree Capital Group LLC, Series A	6.63%	(a)	4,547,130
170,484	Oaktree Capital Group LLC, Series B	6.55%	(a)	4,207,545
435,255	State Street Corp., Series G (c)	5.35%	(a)	11,020,657
105,338	Stifel Financial Corp., Series A	6.25%	(a)	2,605,009
				116,361,957
	Consumer Finance – 0.2%
92,505	Capital One Financial Corp., Series D	6.70%	(a)	2,386,629
94,310	Capital One Financial Corp., Series F	6.20%	(a)	2,443,572
				4,830,201
	Diversified Telecommunication Services – 1.2%
828,706	Qwest Corp.	6.88%	10/01/54	19,598,897
259,822	Qwest Corp.	6.50%	09/01/56	5,471,851
608,233	Qwest Corp.	6.75%	06/15/57	13,314,221
				38,384,969
	Electric Utilities – 0.4%
177,971	PPL Capital Funding, Inc., Series B	5.90%	04/30/73	4,481,310
237,506	SCE Trust V, Series K (c)	5.45%	(a)	4,892,624
97,059	Southern (The) Co.	6.25%	10/15/75	2,541,975
				11,915,909
	Equity Real Estate Investment Trusts – 2.7%
273,005	American Homes 4 Rent, Series D	6.50%	(a)	6,543,930
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Equity Real Estate Investment Trusts (Continued)
778,581	American Homes 4 Rent, Series E	6.35%	(a)	$17,884,005
314,489	Colony Capital, Inc., Series E	8.75%	(a)	8,069,788
34,733	Colony Capital, Inc., Series I	7.15%	(a)	732,866
481,496	Colony Capital, Inc., Series J	7.13%	(a)	10,159,565
238,994	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (d)	6.00%	(a)	5,685,667
235,165	Global Net Lease, Inc., Series A	7.25%	(a)	5,538,136
6,246	Taubman Centers, Inc., Series J	6.50%	(a)	158,961
79,885	Urstadt Biddle Properties, Inc., Series H	6.25%	(a)	1,934,815
1,102,671	VEREIT, Inc., Series F	6.70%	(a)	27,721,149
				84,428,882
	Food Products – 1.2%
563,386	CHS, Inc., Series 2 (c)	7.10%	(a)	14,771,981
602,640	CHS, Inc., Series 3 (c)	6.75%	(a)	15,276,924
257,248	CHS, Inc., Series 4	7.50%	(a)	6,935,406
				36,984,311
	Insurance – 4.9%
407,344	Aegon N.V.	6.38%	(a)	10,399,492
211,856	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,336,732
250,540	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,976,070
57,447	AmTrust Financial Services, Inc., Series E	7.75%	(a)	448,087
129,414	AmTrust Financial Services, Inc., Series F	6.95%	(a)	1,114,255
49,458	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,154,844
835,584	Aspen Insurance Holdings Ltd. (c)	5.95%	(a)	20,806,042
28,484	Berkley (WR) Corp.	5.75%	06/01/56	725,203
525,737	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	5.81%	05/15/37	12,157,668
1,007,618	Enstar Group Ltd., Series D (c)	7.00%	(a)	25,633,802
479,089	Global Indemnity Ltd.	7.75%	08/15/45	11,929,316
402,776	Global Indemnity Ltd.	7.88%	04/15/47	10,347,315
97,328	Hartford Financial Services Group (The), Inc., (c)	7.88%	04/15/42	2,780,661
275,148	Maiden Holdings North America Ltd.	7.75%	12/01/43	5,021,451
303,969	National General Holdings Corp.	7.63%	09/15/55	7,401,645
117,979	National General Holdings Corp., Series C	7.50%	(a)	2,339,524
320,197	PartnerRe Ltd., Series H	7.25%	(a)	8,699,752
148,356	Phoenix Cos., Inc.	7.45%	01/15/32	2,418,203
880,492	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	22,426,131
				153,116,193
	Internet & Direct Marketing Retail – 0.2%
266,311	eBay, Inc.	6.00%	02/01/56	7,187,734
	Mortgage Real Estate Investment Trusts – 1.3%
266,920	AGNC Investment Corp., Series C (c)	7.00%	(a)	6,721,046
388,379	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	9,806,570
160,950	Invesco Mortgage Capital, Inc., Series B (c)	7.75%	(a)	4,105,834
395,012	MFA Financial, Inc.	8.00%	04/15/42	10,242,661
266,741	Two Harbors Investment Corp., Series B (c)	7.63%	(a)	6,636,516
161,539	Two Harbors Investment Corp., Series C (c)	7.25%	(a)	3,885,013
17,616	Wells Fargo Real Estate Investment Corp., Series A	6.38%	(a)	458,192
				41,855,832
	Multi-Utilities – 1.4%
383,318	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	10,249,923
158,988	CMS Energy Corp.	5.88%	10/15/78	4,135,676
429,853	Integrys Holding, Inc. (c)	6.00%	08/01/73	10,886,027
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities (Continued)
461,334	Just Energy Group, Inc., Series A (c)	8.50%	(a)	$8,788,413
336,000	NiSource, Inc., Series B (c)	6.50%	(a)	9,199,680
				43,259,719
	Oil, Gas & Consumable Fuels – 0.7%
292,226	Enbridge, Inc., Series B (c)	6.38%	04/15/78	7,364,095
14,073	Energy Transfer Operating L.P., Series C (c)	7.38%	(a)	337,611
58,905	Energy Transfer Operating L.P., Series D (c)	7.63%	(a)	1,457,899
477,530	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (b)	9.52%	01/15/43	11,938,250
				21,097,855
	Thrifts & Mortgage Finance – 0.8%
915,543	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	23,447,056
	Wireless Telecommunication Services – 0.9%
237,232	United States Cellular Corp.	7.25%	12/01/63	6,096,862
808,243	United States Cellular Corp.	7.25%	12/01/64	20,367,724
				26,464,586
	Total $25 Par Preferred Securities			803,400,689
	(Cost $834,002,714)
$100 PAR PREFERRED SECURITIES – 1.2%
	Banks – 0.4%
22,422	AgriBank FCB (c) (e)	6.88%	(a)	2,343,099
13,800	CoBank ACB, Series F (c) (e)	6.25%	(a)	1,421,400
19,974	CoBank ACB, Series G (e)	6.13%	(a)	2,023,366
24,511	CoBank ACB, Series H (c) (e)	6.20%	(a)	2,463,355
39,840	Farm Credit Bank of Texas (c) (f)	6.75%	(a)	4,163,280
				12,414,500
	Consumer Finance – 0.8%
357,119	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (b)	4.49%	(a)	24,241,238
	Total $100 Par Preferred Securities			36,655,738
	(Cost $33,494,368)
$1,000 PAR PREFERRED SECURITIES – 2.0%
	Banks – 1.6%
39,800	Farm Credit Bank of Texas, Series 1 (e)	10.00%	(a)	44,576,000
4,556	Sovereign Real Estate Investment Trust (f)	12.00%	(a)	5,058,732
				49,634,732
	Diversified Financial Services – 0.1%
2,500	Compeer Financial ACA (c) (f)	6.75%	(a)	2,562,500
	Oil, Gas & Consumable Fuels – 0.3%
10,000	Kinder Morgan GP, Inc., 3 Mo. LIBOR + 3.90% (b) (f)	6.54%	08/18/57	9,325,270
	Total $1,000 Par Preferred Securities			61,522,502
	(Cost $65,153,910)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 69.1%
	Automobiles – 0.8%
$4,300,000	General Motors Financial Co., Inc., Series A (c)	5.75%	(a)	3,693,593
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Automobiles (Continued)
$22,000,000	General Motors Financial Co., Inc., Series B (c)	6.50%	(a)	$19,502,450
				23,196,043
	Banks – 36.4%
31,464,000	Australia & New Zealand Banking Group Ltd. (c) (g) (h)	6.75%	(a)	32,517,100
12,200,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (h)	6.13%	(a)	10,763,084
8,500,000	Banco Mercantil del Norte S.A. (c) (g) (h)	7.63%	(a)	8,474,500
10,600,000	Banco Mercantil del Norte S.A. (c) (g) (h)	5.75%	10/04/31	9,991,560
19,400,000	Banco Santander S.A. (c) (h)	6.38%	(a)	19,060,927
9,528,000	Bank of America Corp., Series X (c)	6.25%	(a)	10,040,940
15,212,000	Bank of America Corp., Series Z (c)	6.50%	(a)	16,390,093
566	Barclays PLC (c) (h)	6.63%	(a)	566
9,000,000	Barclays PLC (c) (h)	7.75%	(a)	8,981,235
54,000,000	Barclays PLC (c) (h)	7.88%	(a)	56,361,150
12,161,000	BNP Paribas S.A. (c) (g) (h)	6.75%	(a)	12,346,151
10,950,000	BNP Paribas S.A. (c) (g) (h)	7.38%	(a)	11,385,591
37,000,000	BNP Paribas S.A. (c) (g) (h)	7.63%	(a)	38,972,655
10,000,000	Citigroup, Inc. (c)	5.95%	(a)	9,975,000
23,000,000	Citigroup, Inc., Series O (c)	5.88%	(a)	23,180,435
12,000,000	Citigroup, Inc., Series P (c)	5.95%	(a)	11,957,700
4,000,000	Citigroup, Inc., Series Q (c)	5.95%	(a)	4,036,380
10,000,000	Citigroup, Inc., Series R (c)	6.13%	(a)	10,155,850
34,250,000	Citigroup, Inc., Series T (c)	6.25%	(a)	35,481,972
8,616,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(a)	8,656,883
20,474,000	CoBank ACB, Series I (c) (e)	6.25%	(a)	21,216,183
47,700,000	Credit Agricole S.A. (c) (g) (h)	7.88%	(a)	50,142,812
1,000,000	Credit Agricole S.A. (c) (h)	7.88%	(a)	1,051,212
36,000,000	Credit Agricole S.A. (c) (g) (h)	8.13%	(a)	39,107,520
32,713,000	Danske Bank A.S. (c) (h)	6.13%	(a)	28,828,331
3,600,000	DNB Bank ASA (c) (h)	5.75%	(a)	3,597,620
6,000,000	Farm Credit Bank of Texas, Series 3 (c) (g)	6.20%	(a)	5,885,820
2,000,000	HBOS Capital Funding L.P.	6.85%	(a)	2,017,500
37,119,000	HSBC Holdings PLC (c) (h)	6.38%	(a)	37,312,947
23,500,000	HSBC Holdings PLC (c) (h)	6.88%	(a)	24,456,920
22,179,000	ING Groep N.V. (c) (h)	6.50%	(a)	21,697,716
24,500,000	ING Groep N.V. (c) (h)	6.88%	(a)	25,122,569
41,425,000	Intesa Sanpaolo S.p.A. (c) (g) (h)	7.70%	(a)	37,998,324
21,623,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (b)	6.22%	(a)	21,784,632
9,660,000	JPMorgan Chase & Co., Series V (c)	5.00%	(a)	9,623,775
18,651,000	JPMorgan Chase & Co., Series Z (c)	5.30%	(a)	18,937,200
12,100,000	Lloyds Bank PLC (c) (g)	12.00%	(a)	14,597,597
14,088,000	Lloyds Bank PLC (c)	12.00%	(a)	16,995,946
37,681,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	38,434,620
21,000,000	Lloyds Banking Group PLC (c) (h)	7.50%	(a)	21,293,475
14,680,000	Nordea Bank Abp (c) (h)	6.13%	(a)	14,031,658
6,371,000	Nordea Bank Abp (c) (g) (h)	6.13%	(a)	6,089,625
35,300,000	Royal Bank of Scotland Group PLC (c) (h)	8.00%	(a)	37,012,050
43,700,000	Royal Bank of Scotland Group PLC (c) (h)	8.63%	(a)	46,636,640
41,900,000	Societe Generale S.A. (c) (g) (h)	7.38%	(a)	43,387,450
15,000,000	Societe Generale S.A. (c) (g) (h)	7.88%	(a)	15,387,375
20,000,000	Societe Generale S.A. (c) (h)	7.88%	(a)	20,516,500
20,000,000	Standard Chartered PLC (c) (g) (h)	7.50%	(a)	20,850,000
20,000,000	Standard Chartered PLC (c) (g) (h)	7.75%	(a)	20,879,500
5,600,000	Swedbank AB (c) (h)	6.00%	(a)	5,603,489
43,450,000	UniCredit S.p.A. (c) (h)	8.00%	(a)	39,903,785
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$17,000,000	UniCredit S.p.A. (c) (g)	5.86%	06/19/32	$15,238,749
42,877,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (b)	6.56%	(a)	43,144,981
10,000,000	Wells Fargo & Co., Series U (c)	5.88%	(a)	10,385,300
7,000,000	Zions Bancorp NA, Series J (c)	7.20%	(a)	7,285,845
				1,125,185,438
	Capital Markets – 4.9%
5,175,000	Credit Suisse Group AG (c) (h)	7.13%	(a)	5,321,634
9,000,000	Credit Suisse Group AG (c) (g) (h)	7.25%	(a)	8,923,275
39,138,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	41,622,324
20,000,000	Credit Suisse Group AG (c) (g) (h)	7.50%	(a)	20,416,700
25,648,000	E*TRADE Financial Corp., Series A (c)	5.88%	(a)	25,070,920
13,845,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(a)	13,884,389
500,000	Morgan Stanley, Series J (c)	5.55%	(a)	502,792
3,000,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	3,085,887
11,820,000	UBS Group Funding Switzerland AG (c) (h)	6.88%	(a)	11,866,736
18,750,000	UBS Group Funding Switzerland AG (c) (h)	7.00%	(a)	19,875,000
				150,569,657
	Consumer Finance – 0.2%
6,500,000	American Express Co., Series C (c)	4.90%	(a)	6,444,588
	Diversified Financial Services – 0.6%
19,981,000	Voya Financial, Inc. (c)	5.65%	05/15/53	19,431,523
	Diversified Telecommunication Services – 1.1%
11,882,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	12,315,396
22,210,000	Koninklijke KPN N.V. (c)	7.00%	03/28/73	23,020,110
				35,335,506
	Electric Utilities – 5.2%
52,342,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	53,466,044
61,645,000	Enel S.p.A. (c) (g)	8.75%	09/24/73	66,268,375
28,783,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (b)	5.47%	03/30/67	26,057,394
14,345,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	14,279,588
				160,071,401
	Energy Equipment & Services – 0.7%
23,397,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	22,874,662
	Food Products – 2.7%
7,700,000	Dairy Farmers of America, Inc. (f)	7.13%	(a)	7,191,607
23,748,000	Land O’Lakes Capital Trust I (f)	7.45%	03/15/28	25,083,825
8,000,000	Land O’Lakes, Inc. (g)	7.00%	(a)	7,695,000
9,720,000	Land O’Lakes, Inc. (g)	7.25%	(a)	9,598,500
31,000,000	Land O’Lakes, Inc. (g)	8.00%	(a)	32,162,500
				81,731,432
	Independent Power and Renewable Electricity Producers – 0.4%
1,500,000	AES Gener S.A. (c) (g)	8.38%	12/18/73	1,536,750
10,750,000	AES Gener S.A. (c)	8.38%	12/18/73	11,013,375
				12,550,125
	Insurance – 8.1%
20,550,000	Aegon N.V. (c)	5.50%	04/11/48	19,347,311
7,800,000	AG Insurance S.A. (c)	6.75%	(a)	7,820,849
7,064,000	American International Group, Inc., Series A-9 (c)	5.75%	04/01/48	6,615,259
See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$12,900,000	Asahi Mutual Life Insurance Co. (c)	7.25%	(a)	$13,064,540
24,000,000	Assurant, Inc. (c)	7.00%	03/27/48	23,195,400
49,197,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b) (g)	5.74%	(a)	47,424,678
1,100,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (b)	5.74%	(a)	1,060,373
5,983,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (b)	5.00%	05/15/37	5,273,685
13,700,000	Fortegra Financial Corp. (c) (f)	8.50%	10/15/57	14,182,583
4,020,000	Fukoku Mutual Life Insurance Co. (c)	6.50%	(a)	4,271,330
16,195,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (g)	4.74%	02/12/47	13,870,613
465,000	Liberty Mutual Group, Inc. (c) (g)	10.75%	06/15/58	674,936
9,040,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (b) (g)	5.69%	03/15/37	8,601,063
25,440,000	Mitsui Sumitomo Insurance Co., Ltd. (c) (g)	7.00%	03/15/72	27,374,076
4,435,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	4,599,516
20,300,000	QBE Insurance Group, Ltd. (c) (g)	7.50%	11/24/43	21,852,443
19,299,000	QBE Insurance Group, Ltd. (c)	6.75%	12/02/44	20,075,302
3,655,000	Sumitomo Life Insurance Co. (c) (g)	6.50%	09/20/73	3,939,085
6,000,000	VIVAT N.V. (c)	6.25%	(a)	5,908,800
				249,151,842
	Metals & Mining – 2.1%
12,200,000	BHP Billiton Finance USA Ltd. (c) (g)	6.25%	10/19/75	12,639,505
49,373,000	BHP Billiton Finance USA Ltd. (c) (g)	6.75%	10/19/75	53,580,814
				66,220,319
	Multi-Utilities – 0.5%
6,000,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	6,005,010
8,600,000	NiSource, Inc. (c) (g)	5.65%	(a)	8,291,819
				14,296,829
	Oil, Gas & Consumable Fuels – 4.8%
11,000,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	10,411,225
51,498,441	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (b)	6.59%	10/01/37	51,755,933
18,167,000	Enbridge, Inc. (c)	5.50%	07/15/77	16,585,207
36,000,000	Enbridge, Inc. (c)	6.25%	03/01/78	34,208,936
13,238,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	12,708,864
29,460,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (b)	5.56%	11/01/66	23,862,600
				149,532,765
	Transportation Infrastructure – 0.6%
20,000,000	AerCap Global Aviation Trust (c) (g)	6.50%	06/15/45	19,516,400
	Total Capital Preferred Securities			2,136,108,530
	(Cost $2,222,198,757)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
14,000,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	12,332,301
	(Cost $13,968,377)

Total Investments – 98.7%	3,050,019,760
(Cost $3,168,818,126) (i)
Net Other Assets and Liabilities – 1.3%	41,495,110
Net Assets – 100.0%	$3,091,514,870

See Notes to Portfolio of Investments

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”).
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $801,556,581 or 25.9% of net assets.
(h)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2019, securities noted as such amounted to $919,308,213 or 29.7% of net assets. Of these securities, 2.0% originated in emerging markets, and 98.0% originated in foreign markets.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,744,379 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $140,542,745. The net unrealized depreciation was $118,798,366.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 153,116,193	$ 129,665,178	$ 23,451,015	$ —
Multi-Utilities	43,259,719	32,373,692	10,886,027	—
Other industry categories*	607,024,777	607,024,777	—	—
$100 Par Preferred Securities:
Banks	12,414,500	—	12,414,500	—
Consumer Finance	24,241,238	24,241,238	—	—
$1,000 Par Preferred Securities*	61,522,502	—	61,522,502	—
Capital Preferred Securities*	2,136,108,530	—	2,136,108,530	—
Corporate Bonds and Notes*	12,332,301	—	12,332,301	—
Total Investments	$ 3,050,019,760	$ 793,304,885	$ 2,256,714,875	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Preferred Securities and Income ETF (FPE)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the First Trust Preferred Securities and Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker FPE on the NYSE Arca, Inc.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income ETF (FPE)
January 31, 2019 (Unaudited)
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Portfolio of Investments (Continued)
First Trust Preferred Securities and Income ETF (FPE)
January 31, 2019 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2019, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the Sub-advisor, has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Compeer Financial ACA, 6.75%	07/31/15	2,500	$1,025.00	$2,631,250	$2,562,500	0.08%
Dairy Farmers of America, Inc., 7.13%	09/15/16-08/10/17	$7,700,000	93.40	7,898,000	7,191,607	0.23
Farm Credit Bank of Texas, 6.75%	12/08/15-09/25/18	39,840	104.50	4,147,530	4,163,280	0.14
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	$13,700,000	103.52	13,719,065	14,182,583	0.46
Kinder Morgan GP, Inc., 6.54%, 08/18/57	03/21/17-10/16/17	10,000	932.53	9,215,000	9,325,270	0.30
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/09/18	$23,748,000	105.63	26,372,665	25,083,825	0.81
Sovereign Real Estate Investment Trust, 12.00%	05/12/14-03/22/16	4,556	1,110.35	5,906,010	5,058,732	0.17
				$69,889,520	$67,567,797	2.19%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 96.5%
	Automobiles – 0.4%
$500,000	General Motors Financial Co., Inc., Series B (a)	6.50%	(b)	$443,237
	Banks – 39.5%
1,600,000	Australia & New Zealand Banking Group Ltd. (a) (c) (d)	6.75%	(b)	1,653,552
200,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (d)	6.13%	(b)	176,444
2,200,000	Banco Santander S.A. (a) (d)	6.38%	(b)	2,161,548
400,000	Bank of America Corp., Series DD (a)	6.30%	(b)	431,088
1,400,000	Bank of America Corp., Series X (a)	6.25%	(b)	1,475,369
1,700,000	Bank of America Corp., Series Z (a)	6.50%	(b)	1,831,656
200,000	Barclays PLC (a) (d)	7.75%	(b)	199,583
2,050,000	Barclays PLC (a) (d)	7.88%	(b)	2,139,636
200,000	BNP Paribas S.A. (a) (c) (d)	6.75%	(b)	203,045
300,000	BNP Paribas S.A. (a) (c) (d)	7.38%	(b)	311,934
1,081,000	BNP Paribas S.A. (a) (c) (d)	7.63%	(b)	1,138,634
1,336,000	Citigroup, Inc. (a)	5.95%	(b)	1,332,660
1,050,000	Citigroup, Inc., Series O (a)	5.88%	(b)	1,058,237
2,514,000	Citigroup, Inc., Series P (a)	5.95%	(b)	2,505,138
900,000	Citizens Financial Group, Inc., Series A (a)	5.50%	(b)	904,271
723,000	CoBank ACB, Series I (a) (e)	6.25%	(b)	749,209
2,200,000	Credit Agricole S.A. (a) (c) (d)	7.88%	(b)	2,312,666
1,400,000	Credit Agricole S.A. (a) (c) (d)	8.13%	(b)	1,520,848
1,200,000	Danske Bank A.S. (a) (d)	6.13%	(b)	1,057,500
300,000	DNB Bank ASA (a) (d)	5.75%	(b)	299,802
150,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(b)	147,146
1,270,000	HSBC Holdings PLC (a) (d)	6.38%	(b)	1,276,636
1,168,000	HSBC Holdings PLC (a) (d)	6.88%	(b)	1,215,561
1,400,000	ING Groep N.V. (a) (d)	6.50%	(b)	1,369,620
500,000	ING Groep N.V. (a) (d)	6.88%	(b)	512,706
1,300,000	Intesa Sanpaolo S.p.A. (a) (c) (d)	7.70%	(b)	1,192,464
1,001,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (f)	6.22%	(b)	1,008,482
1,100,000	JPMorgan Chase & Co., Series R (a)	6.00%	(b)	1,128,418
750,000	JPMorgan Chase & Co., Series S (a)	6.75%	(b)	808,984
969,000	JPMorgan Chase & Co., Series V (a)	5.00%	(b)	965,366
1,250,000	Lloyds Bank PLC (a)	12.00%	(b)	1,508,016
2,100,000	Lloyds Banking Group PLC (a) (d)	7.50%	(b)	2,142,000
500,000	Lloyds Banking Group PLC (a) (d)	7.50%	(b)	506,988
600,000	Nordea Bank Abp (a) (d)	6.13%	(b)	573,501
1,300,000	Royal Bank of Scotland Group PLC (a) (d)	8.00%	(b)	1,363,050
1,800,000	Royal Bank of Scotland Group PLC (a) (d)	8.63%	(b)	1,920,960
1,620,000	Societe Generale S.A. (a) (c) (d)	7.38%	(b)	1,677,510
500,000	Societe Generale S.A. (a) (d)	7.38%	(b)	517,750
1,021,000	Societe Generale S.A. (a) (c) (d)	7.88%	(b)	1,047,367
400,000	Societe Generale S.A. (a) (d)	7.88%	(b)	410,330
900,000	Standard Chartered PLC (a) (c) (d)	7.50%	(b)	938,250
400,000	Standard Chartered PLC (a) (c) (d)	7.75%	(b)	417,590
1,000,000	Swedbank AB (a) (d)	6.00%	(b)	1,000,623
1,700,000	UniCredit S.p.A. (a) (d)	8.00%	(b)	1,561,253
700,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (f)	6.56%	(b)	704,375
				49,377,766
	Capital Markets – 9.3%
250,000	Credit Suisse Group AG (a) (c) (d)	7.25%	(b)	247,869
500,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	531,738
2,300,000	Credit Suisse Group AG (a) (d)	7.50%	(b)	2,445,995
500,000	Credit Suisse Group AG (a) (c) (d)	7.50%	(b)	510,418
1,600,000	E*TRADE Financial Corp., Series A (a)	5.88%	(b)	1,564,000
See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$3,000,000	Goldman Sachs Group (The), Inc., Series L (a)	5.70%	(b)	$3,008,250
400,000	Goldman Sachs Group (The), Inc., Series M (a)	5.38%	(b)	401,138
1,175,000	Morgan Stanley, Series J (a)	5.55%	(b)	1,181,562
1,500,000	UBS Group Funding Switzerland AG (a) (d)	6.88%	(b)	1,542,943
200,000	UBS Group Funding Switzerland AG (a) (d)	7.00%	(b)	212,000
				11,645,913
	Consumer Finance – 1.6%
2,000,000	American Express Co., Series C (a)	4.90%	(b)	1,982,950
	Diversified Financial Services – 2.2%
2,800,000	Voya Financial, Inc. (a)	5.65%	05/15/53	2,723,000
	Diversified Telecommunication Services – 1.1%
1,326,000	Koninklijke KPN N.V. (a)	7.00%	03/28/73	1,374,366
	Electric Utilities – 5.3%
3,000,000	Emera, Inc., Series 16-A (a)	6.75%	06/15/76	3,064,425
2,300,000	Enel S.p.A. (a) (c)	8.75%	09/24/73	2,472,500
800,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (f)	5.47%	03/30/67	724,244
400,000	Southern (The) Co., Series B (a)	5.50%	03/15/57	398,176
				6,659,345
	Energy Equipment & Services – 2.0%
2,550,000	Transcanada Trust, Series 16-A (a)	5.88%	08/15/76	2,493,071
	Food Products – 1.6%
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,056,250
1,000,000	Land O’Lakes, Inc. (c)	7.25%	(b)	987,500
				2,043,750
	Independent Power and Renewable Electricity Producers – 0.4%
425,000	AES Gener S.A. (a)	8.38%	12/18/73	435,413
	Insurance – 23.4%
450,000	Aegon N.V. (a)	5.50%	04/11/48	423,664
200,000	American International Group, Inc., Series A-9 (a)	5.75%	04/01/48	187,295
1,250,000	Asahi Mutual Life Insurance Co. (a)	6.50%	(b)	1,224,953
1,300,000	Asahi Mutual Life Insurance Co. (a)	7.25%	(b)	1,316,581
2,458,000	Assurant, Inc. (a)	7.00%	03/27/48	2,375,596
3,095,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (c) (f)	5.74%	(b)	2,983,503
1,000,000	Catlin Insurance Co., Ltd., 3 Mo. LIBOR + 2.98% (f)	5.74%	(b)	963,975
700,000	Dai-Ichi Life Insurance (The) Co., Ltd. (a) (c)	7.25%	(b)	751,254
630,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (f)	5.00%	05/15/37	555,310
1,400,000	Fukoku Mutual Life Insurance Co. (a)	6.50%	(b)	1,487,528
4,160,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (f)	4.74%	02/12/47	3,562,936
1,000,000	La Mondiale SAM (a)	5.88%	01/26/47	973,500
558,000	Liberty Mutual Group, Inc. (c)	7.80%	03/15/37	630,649
900,000	Liberty Mutual Group, Inc. (a) (c)	10.75%	06/15/58	1,306,327
1,400,000	Liberty Mutual Group, Inc., 3 Mo. LIBOR + 2.91% (c) (f)	5.69%	03/15/37	1,332,023
350,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (f)	5.00%	05/17/66	303,266
1,700,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (c)	7.00%	03/15/72	1,829,242
1,610,000	Oil Insurance Ltd., 3 Mo. LIBOR + 2.98% (c) (f)	5.79%	(b)	1,519,800
1,000,000	Prudential Financial, Inc. (a)	5.63%	06/15/43	1,037,095
700,000	QBE Insurance Group Ltd. (a) (c)	7.50%	11/24/43	753,533
2,250,000	QBE Insurance Group Ltd. (a)	6.75%	12/02/44	2,340,506
375,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	5.45%	12/15/65	330,000
See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$1,000,000	Sumitomo Life Insurance Co. (a) (c)	6.50%	09/20/73	$1,077,725
				29,266,261
	Metals & Mining – 2.6%
300,000	BHP Billiton Finance USA Ltd. (a) (c)	6.25%	10/19/75	310,808
2,700,000	BHP Billiton Finance USA Ltd. (a) (c)	6.75%	10/19/75	2,930,107
				3,240,915
	Multi-Utilities – 0.3%
200,000	CenterPoint Energy, Inc., Series A (a)	6.13%	(b)	200,167
200,000	NiSource, Inc. (a) (c)	5.65%	(b)	192,833
				393,000
	Oil, Gas & Consumable Fuels – 5.1%
400,000	DCP Midstream L.P., Series A (a)	7.38%	(b)	378,590
1,000,000	DCP Midstream Operating L.P. (a) (c)	5.85%	05/21/43	865,000
1,740,000	Enbridge Energy Partners L.P., 3 Mo. LIBOR + 3.80% (f)	6.59%	10/01/37	1,748,700
300,000	Enbridge, Inc. (a)	6.25%	03/01/78	285,075
1,150,000	Enbridge, Inc., Series 16-A (a)	6.00%	01/15/77	1,104,033
1,395,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (f)	5.56%	11/01/66	1,129,950
100,000	Energy Transfer Operating L.P., Series B (a)	6.63%	(b)	89,180
850,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	5.52%	06/01/67	782,000
				6,382,528
	Transportation Infrastructure – 1.7%
2,200,000	AerCap Global Aviation Trust (a) (c)	6.50%	06/15/45	2,146,804
	Total Capital Preferred Securities			120,608,319
	(Cost $125,281,502)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	176,176
	(Cost $198,811)

Total Investments – 96.7%	120,784,495
(Cost $125,480,313) (h)
Net Other Assets and Liabilities – 3.3%	4,174,589
Net Assets – 100.0%	$124,959,084

(a)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(b)	Perpetual maturity.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $39,503,575 or 31.6% of net assets.
(d)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2019, securities noted as such amounted to $38,310,314 or 30.7% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.
See Notes to Portfolio of Investments

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $373,936 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,069,754. The net unrealized depreciation was $4,695,818.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$ 120,608,319	$ —	$ 120,608,319	$ —
Corporate Bonds and Notes*	176,176	—	176,176	—
Total Investments	$ 120,784,495	$—	$ 120,784,495	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Institutional Preferred Securities and Income ETF (FPEI)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the First Trust Institutional Preferred Securities and Income ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FPEI” on the NYSE Arca, Inc.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;

Notes to Portfolio of Investments (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
January 31, 2019 (Unaudited)
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Portfolio of Investments (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
January 31, 2019 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2019, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC, the Sub-Advisor, has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	$1,000,000	$105.63	$1,127,352	$1,056,250	0.85%

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.3%
	Alabama – 0.2%
$500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	$570,930
600,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	611,742
				1,182,672
	Arizona – 1.6%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,433,866
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	384,296
750,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	4.00%	07/01/21	757,357
555,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	591,724
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts Arizona Projs, Ser C	5.00%	07/01/25	231,470
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	511,785
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	506,810
1,475,000	Maricopa Cnty AZ Spl Hlth Care Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,785,399
500,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs Projs, Ser A (a)	4.00%	07/01/26	497,135
200,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	226,390
510,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	511,576
400,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Academy Proj (a)	4.60%	06/15/25	408,516
500,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	541,695
275,000	Yavapai Cnty AZ Indl Dev Auth Hosp Fac Ref Yavapai Regl Med Ctr	5.00%	08/01/23	306,265
				8,694,284
	Arkansas – 0.1%
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	394,135
	California – 7.3%
320,000	Abag CA Fin Auth For Nonprofit Corps Ref Episcopal Sr Cmntys, Ser B	5.00%	07/01/23	351,693
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,085,950
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	476,380
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	869,720
850,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.25%	05/01/43	934,813
165,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	169,176
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	460,520
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	698,544
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	448,191
700,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	715,659
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	232,564
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	562,345
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	803,298
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs Apm Proj, Ser A, AMT	5.00%	06/30/28	763,984
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,038,860
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Republic Svcs Inc Proj, Ser A-1, AMT (Mandatory put 04/15/19) (a)	2.30%	11/01/42	$250,033
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	1,481,835
4,250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	4,069,545
500,000	CA St Ref, Ser C	5.00%	09/01/32	575,020
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	537,280
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA College of the Arts Projs (a)	5.00%	07/01/29	330,021
700,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA College of the Arts Projs (a)	5.25%	07/01/39	743,820
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,091,410
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	490,198
600,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	602,088
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	551,880
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	116,658
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	226,056
400,000	CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg Proj, Ser A (a)	4.00%	06/01/21	406,424
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	421,597
1,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	1,305,777
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	572,655
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,576,553
2,885,000	Kaweah CA Delta Hlth Care Dist Rev, Ser B	5.00%	06/01/40	3,098,000
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	224,784
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	888,088
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	979,171
45,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	50,801
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	458,148
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	109,202
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	376,321
1,110,000	Montebello CA Pub Fing Auth Rev Montebello Home2 Suites Hilton Hotel Proj, Ser A	5.00%	06/01/32	1,270,561
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	593,572
200,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	238,600
500,000	Sacramento CA Transient Occupapancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	586,570
350,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	412,356
600,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	705,942
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,038,035
1,250,000	San Diego Cnty CA Regl Transprtn Commission, Ser A	5.00%	04/01/35	1,446,525
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	$1,096,650
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	318,956
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	113,525
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	402,009
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,169,553
				40,537,916
	Colorado – 3.9%
500,000	Base Vlg Met Dist #2 CO Ref, Ser A	5.50%	12/01/36	501,440
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	529,570
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	294,037
500,000	Castle Oaks CO Met Dist #3 Ref	5.00%	12/01/37	498,155
500,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/22	532,140
1,000,000	Centerra CO Met Dist #1 Spl Rev Dist #1 (a)	5.00%	12/01/29	1,055,490
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	324,282
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	379,718
605,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/27	655,396
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	558,852
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	572,750
500,000	Copperleaf CO Met Dist #2 Ref	5.25%	12/01/30	522,020
2,000,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A	5.63%	12/01/38	1,960,060
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,125,440
90,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/24	99,449
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	690,792
55,000	E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B, NATL-RE	(c)	09/01/22	50,575
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	860,740
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	108,943
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	191,779
1,000,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	1,029,470
2,460,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/24	2,801,694
150,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/34	167,111
155,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/35	172,179
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	488,288
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	34,342
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	520,965
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	1,003,540
160,000	Pub Auth for CO St Energy Nat Gas Purchase Rev	6.13%	11/15/23	178,770
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	558,640
750,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	731,400
500,000	Southglenn CO Met Dist Spl Rev Ref	5.00%	12/01/30	516,535
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	196,723
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,072,610
				21,983,895
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 1.6%
$250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	$273,130
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,116,840
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,173,160
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,551,028
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,216,703
1,445,000	CT St, Ser A	5.00%	04/15/29	1,650,190
500,000	Hamden CT, BAM	6.00%	08/15/33	613,015
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Limited (a)	5.00%	04/01/39	523,140
				9,117,206
	Delaware – 0.6%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	371,348
2,633,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,718,099
				3,089,447
	District of Columbia – 0.4%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,173,600
885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	1,064,469
				2,238,069
	Florida – 6.3%
150,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy & Cornerstone Chrt High Sch	5.50%	10/01/22	157,197
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	299,427
210,000	Bonterra Cmnty Dev Dist FL Spl Assmnt Sr, Ser A-1	3.13%	05/01/26	211,827
500,000	Brookstone CDD FL Spl Assmnt Rev CDD (d)	3.88%	11/01/23	498,370
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	656,008
250,000	Citizens Property Insurance Corp FL, Ser A-1	5.00%	06/01/22	271,212
25,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.00%	08/15/19	25,411
280,000	Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A	5.50%	08/15/24	294,524
560,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	561,383
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	410,899
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	137,390
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,142,260
1,500,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	1,721,820
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,159,780
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,354,119
1,390,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,484,437
500,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/23	540,135
330,000	Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp	5.00%	07/01/25	363,158
500,000	Miami FL Spl Oblig Ref (a)	5.00%	03/01/30	552,220
375,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	379,020
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	282,320
515,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	561,046
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,249,420
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/25	481,294
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/32	589,303
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Academy Proj	5.00%	01/15/37	1,275,086
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,220,562
565,000	Nthrn Palm Beach Cnty FL Impt Dist	3.25%	08/01/22	565,435
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	366,147
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	$741,316
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	368,301
70,000	Orange Cnty FL Hlth Facs Auth Rev Ref Mayflower Retmnt Ctr	5.00%	06/01/32	72,637
4,135,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	4,601,180
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	901,708
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	1,068,850
305,000	Palm Beach Cnty FL Hlth Facs Auth Rev Lifespace Cmntys Inc, Ser B	5.00%	05/15/31	329,180
55,000	Port Saint Lucie FL Cmnty Redev Agy Rev Ref	5.00%	01/01/23	61,063
725,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/25	778,563
120,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/26	129,430
150,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/31	159,035
610,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	5.00%	01/01/32	645,051
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,474,595
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	577,540
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,727,430
250,000	Timber Creek CDD FL Spl Assmnt Rev (d)	4.13%	11/01/24	248,787
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	114,045
75,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	80,075
				34,889,996
	Georgia – 2.6%
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	741,429
315,000	East Point GA Tax Allocation Ref	5.00%	08/01/21	337,230
1,490,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	1,489,881
2,450,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	2,437,701
1,085,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,151,076
2,530,000	GA St Ref, Ser F	5.00%	07/01/25	3,012,850
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	46,410
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	198,720
775,000	Marietta GA Dev Auth Ref Univ Facs Life Univ, Ser A (a)	5.00%	11/01/27	849,013
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	604,128
925,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,009,869
2,625,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	2,801,137
				14,679,444
	Guam – 0.1%
245,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	251,250
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	330,489
75,000	Guam Pwr Auth Rev Ref, Ser A, AGM	5.00%	10/01/20	78,700
				660,439
	Hawaii – 1.6%
195,000	HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific Hlth Oblig Grp, Ser B	5.00%	07/01/30	214,796
110,000	HI St Pacific Hlth Spl Purpose Rev, Ser B	5.63%	07/01/30	115,903
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii (Continued)
$4,980,000	HI St, Ser FG	4.00%	10/01/33	$5,321,827
500,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Junior, Ser A	5.00%	07/01/20	522,645
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,598,201
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	104,586
				8,877,958
	Idaho – 0.3%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,060,070
255,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	260,618
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	538,800
				1,859,488
	Illinois – 3.7%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,155,650
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,148,360
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	114,919
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	526,575
1,975,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	1,993,367
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	635,394
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	342,192
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	670,524
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	434,432
160,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	167,206
710,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	730,491
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	558,910
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	159,220
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	535,565
485,000	Chicago IL Ref, Ser C	5.00%	01/01/26	520,968
40,000	Chicago IL Ref, Ser C	5.00%	01/01/38	41,439
285,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/22	260,088
100,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/24	84,341
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	535,861
500,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	513,605
230,000	IL St	5.00%	05/01/23	244,504
500,000	IL St Fin Auth Rev Loc Govt Program E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	584,855
70,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	76,389
845,000	IL St Fin Auth Rev Ref Mercy Hlth System Obligated Grp	5.00%	12/01/33	935,440
45,000	IL St Fin Auth Rev Ref Presbyterian Homes Obligated Grp, Ser A	5.00%	11/01/24	50,724
1,010,000	IL St Fin Auth Rev Sthrn IL Hlth Care, Ser A	5.00%	03/01/47	1,095,032
600,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	675,552
500,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	567,075
315,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	348,358
80,000	IL St Ref	4.00%	08/01/25	80,649
470,000	IL St, Ser A	4.00%	01/01/25	474,357
1,500,000	IL St, Ser A	5.00%	12/01/26	1,624,995
545,000	IL St, Ser D	5.00%	11/01/24	586,573
820,000	IL St, Ser D	5.00%	11/01/26	888,273
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	$743,046
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	121,608
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	139,029
				20,365,566
	Indiana – 1.4%
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Program Wtrwks	5.00%	06/01/26	1,681,913
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	996,440
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	251,558
110,000	IN St Fin Auth Rev BHI Sr Living	5.50%	11/15/31	115,566
800,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	821,112
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.88%	07/01/38	1,006,040
20,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	21,156
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	490,967
40,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	43,122
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	313,813
500,000	Mishawaka IN Mf Hsg Rev Silver Birch Mishawaka Proj (a)	5.10%	01/01/32	500,315
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,678,648
				7,920,650
	Iowa – 1.2%
500,000	Coralville IA Annual Approp, Ser D	4.00%	05/01/24	490,470
260,000	Coralville IA Ref Annual Approp, Ser B	4.00%	05/01/24	253,856
315,000	Coralville IA Ref Annual Approp, Ser B	4.00%	05/01/26	304,961
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,384,809
1,000,000	IA St Fin Auth Rev Lifespace Cmntys, Ser A	5.00%	05/15/43	1,035,230
1,000,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	1,054,280
1,000,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/33	1,033,510
				6,557,116
	Kansas – 1.2%
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,420,556
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,670,258
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,127,492
1,500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	3.75%	05/15/23	1,502,595
500,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/33	520,690
475,000	Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	539,344
				6,780,935
	Kentucky – 1.7%
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,152,200
145,000	KY St Econ Dev Fin Auth Baptist Hlth Care Sys, Ser B	5.00%	08/15/28	165,979
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlth Care Inc, Ser B, NATL-RE	(c)	10/01/25	131,397
750,000	KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A	6.00%	06/01/30	791,550
375,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/19	378,045
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	329,319
2,925,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	3,121,384
2,485,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlth Care Inc, Ser A	5.00%	10/01/30	2,819,083
150,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlth Care Inc, Ser A	5.00%	10/01/31	169,072
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$50,000	Russell KY Rev Bon Secours Hlth Sys	5.00%	11/01/22	$55,476
130,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	142,324
				9,255,829
	Louisiana – 1.6%
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,100,180
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	286,845
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,887,646
470,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/30	523,528
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	421,424
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	226,766
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,177,523
1,305,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/34	1,443,722
1,575,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,777,135
				8,844,769
	Maryland – 3.0%
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,268,389
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Research Park Proj, Ser A	5.00%	09/01/38	1,050,460
975,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,040,120
125,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/21	127,699
500,000	Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac	5.00%	04/01/26	522,275
220,000	MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A	5.38%	06/01/25	230,692
600,000	MD St Econ Dev Corp Student Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	627,906
2,490,000	MD St Econ Dev Corp Student Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,825,727
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlth Care Obligated Grp, Ser A	5.50%	01/01/26	589,060
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	926,480
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,144,440
790,000	MD St Ref, Ser B	5.00%	08/01/24	922,072
2,650,000	MD St St & Loc Facs Loan of 2013-1st, Ser A	5.00%	03/01/23	2,830,333
1,500,000	Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care Cmnty Inc	5.00%	04/01/25	1,593,705
365,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-1	5.00%	11/01/27	399,795
250,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	3.38%	11/01/27	243,605
375,000	Rockville MD Mayor & Council Econ Dev Rev Ref Ingelside at King Farm Proj, Ser A-2	5.00%	11/01/28	409,515
				16,752,273
	Massachusetts – 1.0%
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	266,097
325,000	MA St Dev Fin Agy Rev Merrimack Clg	5.00%	07/01/37	348,881
500,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (a)	5.00%	10/01/37	525,790
700,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/24	778,106
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$3,425,000	MA St, Ser A	5.00%	03/01/41	$3,787,639
				5,706,513
	Michigan – 2.7%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	261,290
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	543,065
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlth Care Obligated Grp, Ser A	5.00%	07/01/44	802,370
4,500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	5,022,630
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,321,583
1,000,000	Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref, Ser A	5.00%	07/01/29	1,149,230
890,000	MI St Fin Auth Ltd Oblig Rev Ref College for Creative Studies Proj	5.00%	12/01/25	972,583
325,000	MI St Fin Auth Rev Loc Govt Loan Program Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	370,939
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,107,330
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.80%	10/01/22	519,570
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1	3.88%	10/01/23	131,220
2,500,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	2,894,925
				15,096,735
	Minnesota – 2.0%
175,000	Baytown Twp MN Lease Ref, Ser A	3.00%	08/01/22	173,680
480,000	Hugo MN Chtr Sch Lease Rev Noble Academy Proj, Ser A	4.00%	07/01/22	491,818
400,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	400,504
1,000,000	North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj	5.00%	10/01/28	1,089,000
1,000,000	Rochester MN Hlth Care & Hsg Rev Ref Samaritan Bethany Inc Proj, Ser A	5.00%	08/01/37	1,022,790
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	565,675
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	558,510
3,420,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	3,799,141
2,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Pioneer Press Apts Proj, Ser B (Mandatory put 11/01/20) (a)	3.38%	05/01/21	1,994,060
500,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	500,760
400,000	Saint Paul Park MN Sr Hsg & Hlth Care Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	401,928
				10,997,866
	Mississippi – 0.9%
600,000	MS St Gaming Tax Rev, Ser A	5.00%	10/15/31	701,946
2,000,000	MS St, Ser A	5.00%	11/01/33	2,320,980
500,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/32	565,755
1,215,000	West Rankin MS Utility Auth Rev, AGM	5.00%	01/01/33	1,371,079
				4,959,760
	Missouri – 1.0%
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	245,153
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	$797,552
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,874,592
1,000,000	Kansas City MO Land Clearance Redev Auth Proj Rev Convention Ctr Hotel Proj Tif Fing, Ser B (a)	5.00%	02/01/40	1,023,670
200,000	MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence MO Centerpoint Proj, Ser B	5.00%	04/01/28	228,490
200,000	MO St Hlth & Eductnl Facs Auth Eductnl Facs Rev St Louis Clg Pharmacy, Ser B	5.00%	05/01/30	214,004
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	172,203
500,000	MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr	5.38%	02/01/35	508,910
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS	5.00%	12/01/28	293,092
				5,357,666
	Montana – 0.2%
740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	855,514
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	150,338
				1,005,852
	Nebraska – 0.5%
1,745,000	Central Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,874,078
545,000	Madison Cnty NE Hosp Auth #1 Ref Faith Regl Hlth Svcs Proj	5.00%	07/01/28	618,956
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	568,140
				3,061,174
	Nevada – 0.3%
1,075,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,118,408
440,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	462,788
335,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/27	350,762
				1,931,958
	New Jersey – 1.7%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	518,243
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	553,980
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	549,672
1,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,153,040
100,000	NJ St Transit Corp, Ser A, GANS	5.00%	09/15/21	107,017
2,000,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	2,264,800
500,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/30	556,785
1,400,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.25%	12/15/23	1,561,658
385,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	4.00%	06/15/27	395,110
1,000,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/26	1,152,620
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	580,760
				9,393,685
	New Mexico – 0.3%
600,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.00%	10/01/23	600,864
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.20%	10/01/24	230,679
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.30%	10/01/25	240,816
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.45%	10/01/26	250,952
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	4.55%	10/01/27	261,095
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref Rev	5.00%	10/01/33	376,362
				1,960,768
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York – 5.7%
$100,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/22	$107,204
115,000	Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard Park	5.00%	11/15/24	125,523
3,400,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	3,593,698
1,975,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,206,648
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth College of Rochester Proj, Ser A	5.00%	10/01/23	934,920
5,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-2	1.63%	06/15/50	5,000,000
4,220,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	4,513,543
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,126,600
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,692,990
2,000,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A Subser E-1	5.00%	02/01/40	2,259,600
5,000,000	New York NY Var, Ser E Subser E-2	1.60%	08/01/34	5,000,000
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	344,751
195,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	4.00%	05/01/22	204,110
85,000	NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace Univ, Ser A	5.00%	05/01/23	93,033
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,253,788
400,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/19	404,660
500,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	564,095
465,000	Port Auth of New York & New Jersey NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	521,107
15,000	Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	16,174
85,000	Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth Svcs Long Island Oblig Grp Proj	5.00%	07/01/28	90,613
				32,053,057
	North Carolina – 2.4%
1,775,000	Charlotte NC Wtr & Swr Sys Rev Ref	5.00%	07/01/22	1,970,800
5,000,000	Charlotte NC Wtr & Swr Sys Rev Ref	4.00%	07/01/36	5,262,600
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlth Care Sys, Ser A	5.00%	01/15/34	649,319
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	886,418
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,552,309
900,000	NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,031,715
750,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	791,925
500,000	NC St Med Care Commission Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	520,615
430,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/36	487,328
				13,153,029
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota – 0.3%
$225,000	Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A	5.00%	07/01/22	$241,837
1,300,000	Grand Forks ND Sr Hsg & Nur Fac Rev Ref Vly Homes Oblig Grp, Ser A	5.00%	12/01/23	1,370,460
				1,612,297
	Ohio – 3.4%
135,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/30	156,718
1,500,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/31	1,728,750
1,000,000	Butler Cnty OH Hosp Facs Ref Uc Hlth	5.00%	11/15/32	1,147,510
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,062,440
500,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	5.00%	11/15/24	576,025
600,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	652,908
700,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.50%	12/01/43	770,231
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,467,032
700,000	Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj	5.25%	06/01/27	766,185
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,106,870
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,147,720
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	654,661
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,143,610
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,294,740
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,091,780
2,500,000	OH St, Ser T	5.00%	05/01/32	2,962,800
				18,729,980
	Oklahoma – 1.0%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	889,101
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	818,085
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,171,840
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,187,790
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,093,580
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	274,442
100,000	Tulsa OK Arpts Impt Trust Ref, Ser D, BAM	5.00%	06/01/28	103,887
				5,538,725
	Oregon – 3.3%
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	178,313
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	273,060
145,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	149,583
1,000,000	OR St Business Dev Commission Econ Dev Rev Ref Red Rock Biofuels LLC Clean Energy Proj, Ser 248-D, AMT (a)	6.50%	04/01/31	985,060
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,669,480
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,364,263
2,000,000	OR St Dept of Transprtn Highway User Tax Rev Ref Sr Lien, Ser C	5.00%	11/15/21	2,181,080
2,500,000	OR St Dept of Transprtn Highway User Tax Rev Ref, Ser A	5.00%	11/15/22	2,803,225
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,251,184
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	$2,817,225
700,000	Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A	5.00%	11/15/31	749,910
				18,422,383
	Pennsylvania – 7.2%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/26	578,255
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,706,430
395,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	430,609
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	451,296
1,000,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/37	1,077,830
600,000	Bucks Cnty PA Indl Dev Auth Ref Sch Lane Chrt Sch Proj	5.00%	03/15/26	649,542
765,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	806,126
1,000,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/25	1,148,540
410,000	Cmwlth Fing Auth PA Tobacco Master Settlement Payment Rev Tobacco Master Settlement Payment Bonds	5.00%	06/01/26	476,121
500,000	Colonial PA Sch Dist	5.00%	02/15/36	567,740
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	345,177
300,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	325,488
700,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	738,745
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,278,915
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,082,380
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,789,513
1,095,000	Dallas PA Area Muni Auth Univ Rev Ref Misericordia Univ Proj	5.00%	05/01/22	1,157,952
1,340,000	Delaware Cnty PA Auth Ref Elwyn Proj	5.00%	06/01/27	1,460,211
750,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	843,007
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	548,750
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Philadelphia Presbytery Homes Inc Proj	5.00%	12/01/32	2,142,760
980,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/25	1,051,540
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	52,981
2,850,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/36	3,078,684
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	528,197
140,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	159,769
340,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	375,972
1,750,000	Northampton Cnty PA Gen Purpose Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,020,025
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,160,530
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,237,909
1,000,000	PA St Turnpike Commission Turnpike Rev Ref	5.00%	12/01/33	1,113,470
550,000	PA St Turnpike Commission Turnpike Rev Subordinate, Ser A-1	5.00%	12/01/30	618,855
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	336,064
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,856,579
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	$1,153,640
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,244,160
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	845,407
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	457,622
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,162,036
				40,058,827
	Rhode Island – 0.6%
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,267,211
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,609,460
480,000	Tobacco Settlement Fing Corp RI Ref, Ser A	5.00%	06/01/24	527,400
				3,404,071
	South Carolina – 0.6%
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,117,380
150,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	149,381
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,025,330
745,000	Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3	5.00%	01/01/23	784,045
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	34,069
150,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A, AGM	5.50%	08/01/24	163,809
				3,274,014
	South Dakota – 0.2%
1,000,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,097,530
	Tennessee – 1.5%
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	362,021
120,000	Jackson TN Hosp Rev Ref West Tennessee Hlth Care, Ser A	5.00%	04/01/25	137,833
300,000	Jackson TN Hosp Rev Ref West Tennessee Hlth Care, Ser A	5.00%	04/01/26	348,228
600,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT	5.75%	07/01/23	631,164
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,011,012
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,558,873
3,355,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,508,022
50,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	54,619
835,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	960,826
				8,572,598
	Texas – 10.8%
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	504,009
3,550,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/30	4,020,162
455,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/25	492,442
435,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fdtn Proj	5.00%	07/15/27	475,364
600,000	Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	646,698
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	$646,224
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	963,781
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	529,470
1,390,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,423,443
725,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/33	838,144
600,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/34	690,624
1,000,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/35	1,148,340
700,000	Deer Park TX Indep Sch Dist Sch Bldg	5.00%	08/15/36	800,205
555,000	Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1	6.13%	09/01/28	563,575
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,251,239
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,959,424
500,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.50%	07/01/20	512,345
100,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, AMT	4.75%	07/01/24	107,692
1,000,000	Houston TX Arpt Sys Rev Ref, Ser B-2, AMT	5.00%	07/15/20	1,030,540
1,000,000	Houston TX Utility Sys Rev Ref 1st Lien, Ser D	5.00%	11/15/29	1,176,140
990,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	1,004,038
905,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	910,131
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	5.13%	09/01/38	1,268,044
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	585,290
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	428,852
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,278,131
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,569,163
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,675,845
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	284,203
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,461,582
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,234,680
835,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Collegiate Hsg Galveston I LLC TX A&M Univ Galveston	5.00%	04/01/22	867,289
25,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf Stephenville-Tarleton St Univ Proj, Ser A	4.25%	04/01/22	26,049
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/29	512,420
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	505,126
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	574,363
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,967,204
770,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Ref Buckner Retmnt Svcs Inc Proj	5.00%	11/15/29	868,160
525,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Retmnt Fac Rev Temps 50 Buckner Sr Living Ventana Proj, Ser B-3	3.88%	11/15/22	519,246
1,165,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	1,382,342
600,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/24	655,134
2,850,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/30	3,056,397
1,080,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/31	1,154,952
525,000	TX St Transprtn Commission Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	583,795
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	$945,690
3,250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	3,508,895
150,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/26	179,159
3,000,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/31	3,470,310
1,900,000	Univ of Houston TX Univ Rev Ref, Ser A	5.00%	02/15/35	2,157,279
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,697,686
500,000	Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM	6.00%	12/01/26	605,455
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	173,102
125,000	Viridian TX Muni Mgmt Dist Utility Impt, BAM	5.00%	12/01/26	139,599
				60,029,472
	Utah – 1.1%
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM (b)	5.00%	12/15/31	1,591,072
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,714,692
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/32	450,216
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Academy	5.00%	04/15/37	359,213
500,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy Proj (a)	6.00%	04/15/45	508,315
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	1,294,434
				5,917,942
	Vermont – 0.9%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	614,036
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	796,785
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	627,132
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,845,900
				4,883,853
	Virginia – 1.2%
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,276,140
1,000,000	VA St Resources Auth Infrastructure Rev Ref Infrastructure VA Pooled Fing Program, Ser C	4.00%	11/01/33	1,076,530
800,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	897,264
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,704,945
				6,954,879
	Washington – 2.8%
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,254,176
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,434,375
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,417,325
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,744,605
500,000	Grays Harbor Cnty WA Pub Hosp Dist #1 Hosp Rev Pub Hosp Dt, BANS	3.00%	08/01/19	499,555
575,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	619,948
155,000	Mason Cnty WA Pub Utility Dist #1 Sys	3.50%	12/01/21	159,498
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	290,150
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	120,389
165,000	Skagit Cnty WA Pub Hosp Dist #1 Skagit Vly Hosp	5.00%	12/01/20	171,288
250,000	Tacoma WA Elec Sys Rev	5.00%	01/01/37	285,035
35,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/22	38,240
50,000	WA St Hsg Fin Commission Ref Emerald Heights Proj	5.00%	07/01/28	54,603
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,839,800
See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$4,000,000	WA St, Ser B	5.00%	02/01/36	$4,496,400
				15,425,387
	Wisconsin – 3.3%
1,250,000	Pub Fin Auth WI Chrt Sch Rev Limited American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,258,912
1,945,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,965,695
620,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	637,137
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT (a)	5.00%	12/01/25	1,089,050
425,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	431,740
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,010,630
1,455,000	Pub Fin Auth WI Rev Ref Retmnt Hsg Fdtn Obligated Grp, Ser B	5.00%	11/15/26	1,643,364
500,000	Pub Fin Auth WI Rev Sr Maryland Proton Treatment Ctr, Ser A-1 (a)	6.25%	01/01/38	515,800
500,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj (a)	3.50%	11/15/23	500,130
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,501,110
1,195,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	1,339,428
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	550,805
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,308,492
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	192,994
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	453,331
1,015,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/31	1,053,864
595,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/32	617,783
455,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/33	470,297
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,145,620
				18,686,182
	Wyoming – 0.0%
250,000	Natrona Cnty WY Hosp Rev Ref WY Med Ctr Proj	5.00%	09/15/30	285,050

Total Investments – 97.3%	542,253,340
(Cost $536,726,909) (e)
Net Other Assets and Liabilities – 2.7%	14,858,623
Net Assets – 100.0%	$557,111,963
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	58	Mar 2019	$ (7,103,188)	$(38,063)

See Notes to Portfolio of Investments

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2019, securities noted as such amounted to $44,208,094 or 7.9% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,965,303 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,476,935. The net unrealized appreciation was $5,488,368. The amounts presented are inclusive of derivative contracts.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GANS	Grant Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 542,253,340	$ —	$ 542,253,340	$ —
LIABILITIES TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (38,063)	$ (38,063)	$ —	$ —

*	See Portfolio of Investments for state breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Managed Municipal ETF (FMB)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market LLC.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Portfolio of Investments (Continued)
First Trust Managed Municipal ETF (FMB)
January 31, 2019 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under

Notes to Portfolio of Investments (Continued)
First Trust Managed Municipal ETF (FMB)
January 31, 2019 (Unaudited)
Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$500,000	$99.67	$500,000	$498,370	0.09%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	09/04/18	800,000	102.64	808,761	821,112	0.15
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	100.60	1,005,181	1,006,040	0.18
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	98.30	1,290,000	1,268,044	0.23
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	250,000	99.52	250,000	248,787	0.04
				$3,853,942	$3,842,353	0.69%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
3. Derivative Transactions
During the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the notional value of futures contracts opened and closed were $78,302,407 and $89,293,032, respectively.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 82.2%
	Aerospace & Defense – 2.2%
9,800	Boeing (The) Co. (a)	$3,779,076
5,629	HEICO Corp.	475,650
		4,254,726
	Airlines – 0.5%
18,797	Southwest Airlines Co. (a)	1,066,918
	Automobiles – 0.2%
11,414	Harley-Davidson, Inc.	420,720
	Banks – 3.5%
135,351	Banco Santander S.A., ADR	641,564
48,020	Bank of America Corp. (a)	1,367,129
15,578	HSBC Holdings PLC, ADR	656,301
52,871	ING Groep N.V., ADR	627,579
20,586	JPMorgan Chase & Co.	2,130,651
9,318	Prosperity Bancshares, Inc.	662,883
27,820	Towne Bank/Portsmouth VA	722,207
		6,808,314
	Beverages – 0.3%
8,361	Anheuser-Busch InBev S.A., ADR (a)	639,115
	Biotechnology – 4.0%
9,250	AbbVie, Inc.	742,683
16,924	Amgen, Inc. (a)	3,166,650
27,439	Celgene Corp. (b)	2,427,254
6,695	Emergent BioSolutions, Inc. (b)	417,701
14,050	Incyte Corp. (b)	1,132,289
		7,886,577
	Building Products – 1.7%
16,805	Allegion PLC (a)	1,442,877
8,222	Lennox International, Inc.	1,885,140
		3,328,017
	Capital Markets – 0.4%
3,467	FactSet Research Systems, Inc.	757,990
	Chemicals – 0.5%
5,936	Scotts Miracle-Gro (The) Co.	441,342
1,158	Sherwin-Williams (The) Co.	488,120
		929,462
	Commercial Services & Supplies – 1.1%
55,500	Rollins, Inc.	2,066,820
	Communications Equipment – 1.0%
9,163	F5 Networks, Inc. (a) (b)	1,474,785
6,660	InterDigital, Inc.	484,914
		1,959,699
	Consumer Finance – 1.3%
32,149	Capital One Financial Corp.	2,590,888
Shares/ Units	Description	Value

	Distributors – 1.8%
16,928	Genuine Parts Co.	$1,689,753
17,244	LKQ Corp. (b)	452,138
8,763	Pool Corp.	1,313,661
		3,455,552
	Diversified Consumer Services – 0.9%
41,247	Service Corp. International	1,770,321
	Diversified Financial Services – 1.9%
17,743	Berkshire Hathaway, Inc., Class B (a) (b)	3,646,896
	Diversified Telecommunication Services – 0.8%
10,718	Cogent Communications Holdings, Inc.	519,287
18,462	Verizon Communications, Inc.	1,016,518
		1,535,805
	Electrical Equipment – 1.7%
44,141	AMETEK, Inc. (a)	3,217,879
	Electronic Equipment, Instruments & Components – 0.7%
11,896	Dolby Laboratories, Inc., Class A	768,838
25,880	Jabil, Inc.	689,702
		1,458,540
	Entertainment – 0.3%
24,070	IMAX Corp. (b)	499,934
	Food & Staples Retailing – 1.5%
29,374	Walgreens Boots Alliance, Inc.	2,122,565
7,971	Walmart, Inc. (a)	763,861
		2,886,426
	Food Products – 0.2%
10,174	Hormel Foods Corp.	430,564
	Health Care Equipment & Supplies – 3.0%
26,990	Abbott Laboratories	1,969,730
14,867	AtriCure, Inc. (b)	460,134
26,138	Danaher Corp. (a)	2,899,227
3,031	Edwards Lifesciences Corp. (b)	516,543
		5,845,634
	Health Care Providers & Services – 3.1%
5,192	Chemed Corp.	1,546,904
14,571	CVS Health Corp.	955,129
3,939	McKesson Corp.	505,177
23,478	MEDNAX, Inc. (b)	847,791
18,353	Patterson Cos., Inc.	409,088

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
4,388	UnitedHealth Group, Inc.	$1,185,638
5,626	US Physical Therapy, Inc.	595,737
		6,045,464
	Hotels, Restaurants & Leisure – 0.5%
1,000	Chipotle Mexican Grill, Inc. (b)	529,610
8,777	Las Vegas Sands Corp.	512,226
		1,041,836
	Household Durables – 2.0%
7,963	Garmin Ltd.	550,880
11,588	Lennar Corp., Class A	549,503
603	NVR, Inc. (a) (b)	1,603,980
44,305	PulteGroup, Inc.	1,232,122
		3,936,485
	Household Products – 1.6%
22,641	Church & Dwight Co., Inc.	1,462,835
24,578	Colgate-Palmolive Co.	1,589,705
		3,052,540
	Industrial Conglomerates – 0.7%
4,500	Roper Technologies, Inc.	1,274,670
	Insurance – 3.7%
45,094	Arch Capital Group, Ltd. (b)	1,323,509
24,858	Chubb Ltd. (a)	3,307,357
15,525	MetLife, Inc.	709,027
6,513	Travelers (The) Cos., Inc.	817,642
1,206	White Mountains Insurance Group Ltd.	1,077,657
		7,235,192
	Interactive Media & Services – 3.8%
3,287	Alphabet, Inc., Class A (a) (b)	3,700,800
1,490	Alphabet, Inc., Class C (a) (b)	1,663,391
11,695	Facebook, Inc., Class A (a) (b)	1,949,440
		7,313,631
	Internet & Direct Marketing Retail – 2.6%
1,929	Amazon.com, Inc. (a) (b)	3,315,430
717	Booking Holdings, Inc. (b)	1,314,125
20,121	Qurate Retail, Inc., Class A (b)	437,632
		5,067,187
	IT Services – 4.2%
19,687	Accenture PLC, Class A (a)	3,022,939
31,015	Booz Allen Hamilton Holding Corp.	1,523,767
6,766	Cognizant Technology Solutions Corp., Class A	471,455
Shares/ Units	Description	Value

	IT Services (Continued)
60,918	Perspecta, Inc.	$1,221,406
4,757	VeriSign, Inc. (b)	805,217
8,268	Visa, Inc., Class A	1,116,263
		8,161,047
	Machinery – 3.5%
23,356	Allison Transmission Holdings, Inc. (a)	1,136,737
35,178	Hillenbrand, Inc. (a)	1,491,547
51,829	Toro (The) Co. (a)	3,083,825
15,937	Watts Water Technologies, Inc., Class A	1,193,203
		6,905,312
	Media – 0.3%
2,010	Charter Communications, Inc., Class A (b)	665,410
	Metals & Mining – 1.2%
13,950	Newmont Mining Corp.	475,834
14,144	Nucor Corp.	866,179
24,891	Steel Dynamics, Inc.	910,762
		2,252,775
	Oil, Gas & Consumable Fuels – 2.7%
22,446	Chevron Corp. (a)	2,573,434
26,452	Equinor ASA, ADR	602,576
20,470	Exxon Mobil Corp. (a)	1,500,042
8,978	PetroChina Co., Ltd., ADR	577,016
		5,253,068
	Personal Products – 1.0%
10,340	Herbalife Nutrition Ltd. (b)	617,298
11,665	Unilever NV, ADR	624,194
11,905	Unilever PLC	626,203
		1,867,695
	Pharmaceuticals – 2.7%
9,785	Allergan PLC (a)	1,408,844
11,920	Johnson & Johnson	1,586,314
12,312	Nektar Therapeutics (b)	521,290
26,180	Pfizer, Inc.	1,111,341
14,500	Sanofi, ADR	630,025
		5,257,814
	Road & Rail – 1.2%
10,710	CSX Corp.	703,647
9,893	Union Pacific Corp.	1,573,680
		2,277,327
	Semiconductors & Semiconductor Equipment – 2.9%
18,807	Analog Devices, Inc. (a)	1,859,260
17,743	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	667,492

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
30,496	Texas Instruments, Inc. (a)	$3,070,337
		5,597,089
	Software – 5.5%
10,232	Adobe Systems, Inc. (a) (b)	2,535,694
15,272	Check Point Software Technologies, Ltd. (b)	1,709,242
20,122	Citrix Systems, Inc.	2,063,310
7,467	j2 Global, Inc.	561,220
31,582	Microsoft Corp. (a)	3,298,108
10,846	Q2 Holdings, Inc. (b)	644,578
		10,812,152
	Specialty Retail – 3.7%
5,775	Advance Auto Parts, Inc.	919,380
833	AutoZone, Inc. (b)	705,834
9,108	Best Buy Co., Inc.	539,558
12,749	Dick’s Sporting Goods, Inc.	450,167
10,173	Murphy USA, Inc. (b)	748,224
34,556	Ross Stores, Inc. (a)	3,183,299
14,915	TJX (The) Cos., Inc. (a)	741,723
		7,288,185
	Technology Hardware, Storage & Peripherals – 3.0%
21,493	Apple, Inc. (a)	3,577,295
104,857	HP, Inc.	2,310,000
		5,887,295
	Textiles, Apparel & Luxury Goods – 0.3%
4,561	Ralph Lauren Corp.	529,715
	Thrifts & Mortgage Finance – 0.3%
30,876	Radian Group, Inc.	594,054
	Tobacco – 1.4%
57,297	Altria Group, Inc. (a)	2,827,607
	Trading Companies & Distributors – 0.5%
3,597	WW Grainger, Inc.	1,062,518
	Wireless Telecommunication Services – 0.3%
33,333	Vodafone Group PLC, ADR	607,994
	Total Common Stocks	160,270,859
	(Cost $159,746,572)
REAL ESTATE INVESTMENT TRUSTS – 9.6%
	Equity Real Estate Investment Trusts – 7.9%
36,309	American Homes 4 Rent, Class A	802,792
Shares/ Units	Description	Value

	Equity Real Estate Investment Trusts (Continued)
16,330	American Tower Corp. (a)	$2,822,477
42,465	Apple Hospitality REIT, Inc.	696,851
32,710	Mid-America Apartment Communities, Inc. (a)	3,312,869
12,342	PS Business Parks, Inc.	1,791,935
7,020	Public Storage	1,491,890
2,943	SBA Communications Corp. (b)	537,186
11,724	Simon Property Group, Inc. (a)	2,135,175
21,290	UDR, Inc.	931,437
12,270	Welltower, Inc.	950,802
		15,473,414
	Mortgage Real Estate Investment Trusts – 1.7%
438,899	MFA Financial, Inc. (a)	3,217,130
	Total Real Estate Investment Trusts	18,690,544
	(Cost $17,377,613)
MASTER LIMITED PARTNERSHIPS – 3.6%
	Oil, Gas & Consumable Fuels – 3.6%
69,767	Cheniere Energy Partners, L.P. (a)	2,835,331
19,295	GasLog Partners, L.P.	437,803
29,682	Magellan Midstream Partners, L.P. (a)	1,823,959
21,183	Plains All American Pipeline, L.P.	482,337
43,624	TC PipeLines, L.P.	1,386,807
	Total Master Limited Partnerships	6,966,237
	(Cost $6,792,989)
	Total Investments – 95.4%	185,927,640
	(Cost $183,917,174) (c)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (27.3)%
	Aerospace & Defense – (2.6)%
(9,261)	AAR Corp.	(348,954)
(2,369)	Cubic Corp.	(152,256)
(1,064)	Harris Corp.	(162,983)
(3,727)	Lockheed Martin Corp.	(1,079,675)
(2,778)	Northrop Grumman Corp.	(765,478)
(6,203)	Raytheon Co.	(1,022,006)
(9,972)	Textron, Inc.	(530,810)
(7,851)	United Technologies Corp.	(926,968)
		(4,989,130)
	Air Freight & Logistics – (0.5)%
(4,978)	FedEx Corp.	(883,943)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Auto Components – (0.1)%
(11,041)	Goodyear Tire & Rubber (The) Co.	$(233,959)
	Automobiles – (0.1)%
(17,766)	Ford Motor Co.	(156,341)
	Banks – (1.5)%
(5,529)	M&T Bank Corp.	(909,742)
(8,201)	PNC Financial Services Group (The), Inc.	(1,006,017)
(17,732)	SunTrust Banks, Inc.	(1,053,635)
		(2,969,394)
	Beverages – (0.1)%
(3,735)	Coca-Cola (The) Co.	(179,766)
	Biotechnology – (0.6)%
(7,565)	Acceleron Pharma, Inc. (b)	(320,756)
(2,323)	Agios Pharmaceuticals, Inc. (b)	(124,513)
(6,400)	Alnylam Pharmaceuticals, Inc. (b)	(534,592)
(22,097)	Momenta Pharmaceuticals, Inc. (b)	(262,070)
		(1,241,931)
	Building Products – (0.6)%
(5,901)	Advanced Drainage Systems, Inc.	(150,475)
(27,483)	Johnson Controls International PLC	(928,101)
		(1,078,576)
	Chemicals – (0.7)%
(6,858)	Air Products & Chemicals, Inc.	(1,127,387)
(3,982)	RPM International, Inc.	(227,611)
		(1,354,998)
	Commercial Services & Supplies – (0.4)%
(8,477)	Brink’s (The) Co.	(627,722)
(9,095)	Team, Inc. (b)	(130,422)
		(758,144)
	Communications Equipment – (0.5)%
(16,341)	ViaSat, Inc. (b)	(1,024,417)
	Consumer Finance – (0.1)%
(7,323)	Ally Financial, Inc.	(190,837)
	Containers & Packaging – (0.7)%
(10,568)	AptarGroup, Inc.	(1,047,500)
(8,234)	Silgan Holdings, Inc.	(227,423)
		(1,274,923)
Shares	Description	Value

	Diversified Consumer Services – (0.4)%
(20,091)	Sotheby’s (b)	$(811,475)
	Diversified Telecommunication Services – (0.2)%
(6,137)	ATN International, Inc.	(457,697)
	Electrical Equipment – (0.4)%
(9,336)	Eaton Corp PLC	(711,870)
	Electronic Equipment, Instruments & Components – (0.6)%
(30,539)	Corning, Inc.	(1,015,727)
(2,490)	ePlus, Inc. (b)	(197,258)
		(1,212,985)
	Energy Equipment & Services – (0.6)%
(7,926)	Halliburton Co.	(248,559)
(18,518)	Schlumberger Ltd.	(818,681)
		(1,067,240)
	Entertainment – (1.1)%
(5,580)	Live Nation Entertainment, Inc. (b)	(298,586)
(4,403)	Madison Square Garden (The) Co., Class A (b)	(1,223,593)
(14,162)	Twenty-First Century Fox, Inc., Class B	(694,788)
		(2,216,967)
	Food Products – (0.8)%
(15,455)	Conagra Brands, Inc.	(334,446)
(55,887)	Darling Ingredients, Inc. (b)	(1,188,717)
		(1,523,163)
	Health Care Equipment & Supplies – (1.5)%
(16,998)	Baxter International, Inc.	(1,232,185)
(4,594)	Becton Dickinson and Co.	(1,146,019)
(5,890)	Haemonetics Corp. (b)	(582,580)
		(2,960,784)
	Health Care Providers & Services – (0.8)%
(9,563)	DaVita, Inc. (b)	(536,771)
(1,485)	Humana, Inc.	(458,850)
(4,880)	Universal Health Services, Inc., Class B	(646,747)
		(1,642,368)
	Health Care Technology – (0.1)%
(22,654)	Allscripts Healthcare Solutions, Inc. (b)	(267,091)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Hotels, Restaurants & Leisure – (0.2)%
(1,637)	Vail Resorts, Inc.	$(308,182)
	Household Durables – (0.1)%
(1,896)	Whirlpool Corp.	(252,187)
	Household Products – (0.1)%
(1,436)	Kimberly-Clark Corp.	(159,942)
	Industrial Conglomerates – (1.1)%
(5,457)	3M Co.	(1,093,037)
(7,586)	Honeywell International, Inc.	(1,089,577)
		(2,182,614)
	Insurance – (0.1)%
(1,186)	Aon PLC	(185,289)
	IT Services – (0.6)%
(1,889)	Broadridge Financial Solutions, Inc.	(190,468)
(7,823)	Fiserv, Inc. (b)	(648,762)
(10,802)	Unisys Corp. (b)	(141,290)
(998)	WEX Inc. (b)	(161,007)
		(1,141,527)
	Leisure Products – (0.2)%
(4,740)	Hasbro, Inc.	(429,254)
	Life Sciences Tools & Services – (1.1)%
(4,086)	Bio-Rad Laboratories, Inc., Class A (b)	(1,020,969)
(2,215)	Thermo Fisher Scientific, Inc.	(544,159)
(2,434)	Waters Corp. (b)	(562,789)
		(2,127,917)
	Machinery – (1.2)%
(7,954)	Astec Industries, Inc.	(294,457)
(4,395)	Deere & Co.	(720,780)
(16,970)	PACCAR, Inc.	(1,111,874)
(1,343)	Parker-Hannifin Corp.	(221,340)
		(2,348,451)
	Media – (0.1)%
(3,494)	Scholastic Corp.	(145,665)
	Multiline Retail – (0.1)%
(8,997)	Big Lots, Inc.	(283,765)
	Oil, Gas & Consumable Fuels – (0.7)%
(4,082)	Anadarko Petroleum Corp.	(193,201)
(9,661)	EQT Corp.	(188,100)
(197,801)	Kosmos Energy, Ltd. (b)	(1,014,719)
		(1,396,020)
Shares	Description	Value

	Paper & Forest Products – (0.2)%
(32,467)	PH Glatfelter Co.	$(414,928)
	Pharmaceuticals – (0.5)%
(5,733)	Aerie Pharmaceuticals, Inc. (b)	(269,566)
(9,043)	Zoetis, Inc.	(779,145)
		(1,048,711)
	Professional Services – (0.2)%
(17,535)	Kelly Services, Inc., Class A	(392,784)
	Road & Rail – (0.3)%
(1,850)	AMERCO	(670,921)
	Semiconductors & Semiconductor Equipment – (0.2)%
(4,916)	First Solar, Inc. (b)	(248,700)
(3,303)	QUALCOMM, Inc.	(163,565)
		(412,265)
	Software – (2.4)%
(16,479)	ACI Worldwide, Inc. (b)	(487,119)
(20,396)	Pegasystems, Inc.	(1,148,091)
(8,535)	salesforce.com, Inc. (b)	(1,297,064)
(29,778)	Teradata Corp. (b)	(1,321,548)
(6,919)	Verint Systems, Inc. (b)	(334,672)
		(4,588,494)
	Specialty Retail – (0.3)%
(7,630)	CarMax, Inc. (b)	(448,491)
(1,511)	Tiffany & Co.	(134,071)
		(582,562)
	Technology Hardware, Storage & Peripherals – (0.3)%
(19,550)	NCR Corp. (b)	(522,963)
	Textiles, Apparel & Luxury Goods – (1.9)%
(9,072)	Capri Holdings, Ltd. (b)	(385,379)
(8,084)	Columbia Sportswear Co.	(721,012)
(2,151)	NIKE, Inc., Class B	(176,124)
(10,351)	Under Armour, Inc., Class C (b)	(196,048)
(13,648)	VF Corp.	(1,148,752)
(33,833)	Wolverine World Wide, Inc.	(1,160,810)
		(3,788,125)
	Tobacco – (0.1)%
(3,034)	Universal Corp.	(175,062)
	Wireless Telecommunication Services – (0.3)%
(8,247)	T-Mobile US, Inc. (b)	(574,156)
	Total Common Stocks Sold Short	(53,339,783)
	(Proceeds $53,960,730)

See Notes to Portfolio of Investments

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS SOLD SHORT – (7.1)%
	Capital Markets – (7.1)%
(47,556)	iShares Russell 2000 ETF	$(7,088,698)
(24,741)	SPDR S&P 500 ETF Trust	(6,678,338)
	Total Exchange-Traded Funds Sold Short	(13,767,036)
	(Proceeds $12,487,432)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (5.4)%
	Equity Real Estate Investment Trusts – (5.4)%
(36,960)	Armada Hoffler Properties, Inc.	(555,139)
(3,321)	Boston Properties, Inc.	(437,940)
(1,932)	Equinix, Inc.	(761,208)
(16,282)	Equity Residential	(1,181,422)
(35,698)	First Industrial Realty Trust, Inc.	(1,168,039)
(24,816)	HCP, Inc.	(782,697)
(25,595)	Highwoods Properties, Inc.	(1,134,370)
(102,847)	Lexington Realty Trust	(988,360)
(25,795)	Liberty Property Trust	(1,215,976)
(15,901)	Vornado Realty Trust	(1,111,639)
(16,561)	WP Carey, Inc.	(1,240,253)
	Total Real Estate Investment Trusts Sold Short	(10,577,043)
	(Proceeds $9,926,556)
	Total Investments Sold Short – (39.8)%	(77,683,862)
	(Proceeds $76,374,718)
	Net Other Assets and Liabilities – 44.4%	86,740,749
	Net Assets – 100.0%	$194,984,527

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,648,367 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,947,045. The net unrealized appreciation was $701,322. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 160,270,859	$ 160,270,859	$ —	$ —
Real Estate Investment Trusts*	18,690,544	18,690,544	—	—
Master Limited Partnerships*	6,966,237	6,966,237	—	—
Total Investments	$ 185,927,640	$ 185,927,640	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (53,339,783)	$ (53,339,783)	$ —	$ —
Exchange-Traded Funds Sold Short*	(13,767,036)	(13,767,036)	—	—
Real Estate Investment Trusts Sold Short*	(10,577,043)	(10,577,043)	—	—
Total	$ (77,683,862)	$ (77,683,862)	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Long/Short Equity ETF (FTLS)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on the NYSE Arca, Inc.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnerships, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Long/Short Equity ETF (FTLS)
January 31, 2019 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund pays interest for borrowing such securities.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 92.0%
	Brazil – 13.1%
5,100,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$1,468,767
11,350,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	3,315,095
14,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	4,371,497
4,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,175,773
				10,331,132
	Chile – 4.2%
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	191,446
1,985,000,000	Chile Government International Bond (CLP)	5.50%	08/05/20	3,114,083
				3,305,529
	Colombia – 6.3%
6,851,000,000	Colombian TES (COP)	7.00%	05/04/22	2,307,615
4,850,000,000	Colombian TES (COP)	7.50%	08/26/26	1,665,267
3,050,000,000	Colombian TES (COP)	7.75%	09/18/30	1,050,662
				5,023,544
	Czech Republic – 3.0%
19,120,000	Czech Republic Government Bond (CZK)	1.50%	10/29/19	849,442
33,480,000	Czech Republic Government Bond (CZK)	2.40%	09/17/25	1,558,710
				2,408,152
	Hungary – 7.4%
45,000,000	Hungary Government Bond (HUF)	6.50%	06/24/19	167,001
297,570,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,277,993
1,185,400,000	Hungary Government Bond (HUF)	3.00%	10/27/27	4,378,497
				5,823,491
	Indonesia – 8.9%
52,016,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/24	3,778,582
27,826,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	2,013,483
17,310,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,231,414
				7,023,479
	Israel – 4.8%
10,390,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	3,792,271
	Malaysia – 3.9%
5,520,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	1,365,274
1,000,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	246,838
5,860,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	1,448,315
				3,060,427
	Mexico – 4.6%
35,510,000	Mexican Bonos (MXN)	5.00%	12/11/19	1,806,266
24,210,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,367,426
9,290,000	Mexican Bonos (MXN)	7.75%	05/29/31	454,719
				3,628,411
	Peru – 4.5%
6,300,000	Peru Government Bond (PEN)	8.20%	08/12/26	2,230,120
4,050,000	Peru Government Bond (PEN)	6.95%	08/12/31	1,325,949
				3,556,069
See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Philippines – 3.8%
82,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	$1,577,602
10,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	184,884
64,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	1,271,035
				3,033,521
	Poland – 4.7%
600,000	Republic of Poland Government Bond (PLN)	5.50%	10/25/19	166,312
2,975,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	870,226
7,865,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	2,679,644
				3,716,182
	Romania – 4.1%
6,210,000	Romania Government Bond (RON)	5.85%	04/26/23	1,578,033
6,390,000	Romania Government Bond (RON)	5.80%	07/26/27	1,658,149
				3,236,182
	South Africa – 10.5%
4,000,000	Republic of South Africa Government Bond (ZAR)	6.75%	03/31/21	300,639
39,435,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	3,290,672
85,820,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	4,744,899
				8,336,210
	Thailand – 3.6%
54,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,859,925
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	971,344
				2,831,269
	Turkey – 4.6%
19,950,000	Turkey Government Bond (TRY)	10.50%	01/15/20	3,614,179
	Total Foreign Sovereign Bonds and Notes			72,720,048
	(Cost $73,036,420)
FOREIGN CORPORATE BONDS AND NOTES – 4.8%
	Supranationals – 4.8%
4,730,000	European Investment Bank (ZAR)	6.00%	10/21/19	354,158
37,800,000	International Finance Corp. (INR)	7.80%	06/03/19	533,516
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	688,688
167,000,000	International Finance Corp. (INR)	6.30%	11/25/24	2,247,350
	Total Foreign Corporate Bonds and Notes			3,823,712
	(Cost $4,218,609)

Total Investments – 96.8%	76,543,760
(Cost $77,255,029) (a)
Net Other Assets and Liabilities – 3.2%	2,509,721
Net Assets – 100.0%	$79,053,481

See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2019	Sale Value as of 1/31/2019	Unrealized Appreciation/ (Depreciation)
02/13/19	SG	INR	73,000,000	USD	1,040,968	$ 1,025,422	$ 1,040,968	$ (15,546)
02/13/19	SG	KRW	1,140,000,000	USD	1,017,930	1,024,817	1,017,930	6,887
02/13/19	BBH	MXN	58,181,837	USD	3,010,517	3,038,503	3,010,517	27,986
02/13/19	SG	PHP	188,000,000	USD	3,584,244	3,605,396	3,584,244	21,152
02/13/19	BNS	RUB	410,300,000	USD	6,115,993	6,268,920	6,115,993	152,927
02/13/19	BBH	THB	11,800,000	USD	372,690	377,762	372,690	5,072
02/13/19	BBH	TRY	14,060,000	USD	2,543,470	2,707,616	2,543,470	164,146
02/13/19	BNS	USD	1,209,775	BRL	4,500,000	1,209,775	1,233,142	(23,367)
02/13/19	BBH	USD	740,402	CZK	16,500,000	740,402	733,370	7,032
02/13/19	BBH	USD	2,978,686	HUF	832,800,000	2,978,686	3,019,151	(40,465)
02/13/19	BBH	USD	2,398,102	ILS	8,812,724	2,398,102	2,425,467	(27,365)
02/13/19	BBH	USD	2,244,775	PLN	8,400,000	2,244,775	2,257,233	(12,458)
02/13/19	BBH	USD	565,177	RON	2,300,000	565,177	555,657	9,520
Net Unrealized Appreciation (Depreciation)								$275,521

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,857,421 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,293,169. The net unrealized depreciation was $435,748. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 72,720,048	$ —	$ 72,720,048	$ —
Foreign Corporate Bonds and Notes*	3,823,712	—	3,823,712	—
Total Investments	76,543,760	—	76,543,760	—
Forward Foreign Currency Contracts	394,722	—	394,722	—
Total	$ 76,938,482	$—	$ 76,938,482	$—
LIABILITIES TABLE
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (119,201)	$ —	$ (119,201)	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Portfolio of Investments

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Credit Quality†	% of Total Investments (including cash)
AAA	4.9%
AA	3.1
AA-	9.1
A	8.6
A-	12.8
BBB	19.3
BBB-	22.2
BB+	4.6
BB	13.2
Cash	2.2
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments††
BRL	11.6%
ZAR	11.1
TRY	9.2
IDR	8.9
MXN	8.5
PHP	8.5
RUB	8.0
COP	6.4
INR	5.7
PEN	4.5
CLP	4.2
THB	4.1
MYR	3.9
HUF	3.6
RON	3.4
CZK	2.1
PLN	1.9
ILS	1.7
KRW	1.3
USD	(8.6)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on The Nasdaq Stock Market LLC (“Nasdaq”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Notes to Portfolio of Investments (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
January 31, 2019 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer, or the financial condition of the country of issue;
5)	the credit quality and cash flow of the issuer, or country of issue, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
11)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
12)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
13)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2019, is included with the Fund’s Portfolio of Investments.

Notes to Portfolio of Investments (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
January 31, 2019 (Unaudited)
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
3. Derivative Transactions
For the fiscal year-to-date period (November 1, 2018 through January 31, 2019), the notional values of forward foreign currency contracts opened and closed were $106,349,125 and $97,032,372, respectively.

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.9%
	Australia – 15.4%
183,387	AMP Ltd.	$301,267
35,289	Australia & New Zealand Banking Group Ltd.	642,059
31,117	Bank of Queensland Ltd.	230,035
12,994	BHP Group Ltd.	328,981
48,051	Coca-Cola Amatil Ltd.	293,397
10,521	Commonwealth Bank of Australia	534,652
1,548	CSL Ltd.	219,107
7,569	Flight Centre Travel Group Ltd.	236,747
26,252	Iluka Resources Ltd.	166,018
149,892	Lynas Corp Ltd. (b)	182,502
5,868	Macquarie Group Ltd.	496,839
35,211	National Australia Bank Ltd.	610,694
11,123	Perpetual Ltd.	264,309
58,433	Platinum Asset Management Ltd.	191,562
47,223	Qantas Airways Ltd.	186,736
5,340	Rio Tinto Ltd.	337,897
68,387	Santos Ltd.	321,627
23,879	Westpac Banking Corp.	426,130
106,534	Whitehaven Coal Ltd.	383,326
		6,353,885
	Bermuda – 2.0%
5,500	Jardine Matheson Holdings Ltd.	367,510
3,500	Jardine Strategic Holdings Ltd.	133,980
279,800	SmarTone Telecommunications Holdings Ltd.	331,960
		833,450
	Canada – 0.5%
1,238	Shopify, Inc., Class A (b)	208,395
	Cayman Islands – 3.5%
38,981	AAC Technologies Holdings, Inc.	240,925
27,711	ASM Pacific Technology Ltd.	297,516
43,935	CK Hutchison Holdings Ltd.	442,029
190,335	Tingyi Cayman Islands Holding Corp.	264,868
86,192	Wynn Macau Ltd.	209,133
		1,454,471
	Hong Kong – 3.5%
792,476	PCCW Ltd.	471,619
33,681	Swire Pacific Ltd., Class A	397,880
106,895	Wharf Holdings (The) Ltd.	322,164
40,380	Wheelock & Co., Ltd.	258,320
		1,449,983
	Japan – 71.4%
76,900	Acom Co., Ltd.	268,982
15,900	Advantest Corp.	360,989
19,700	Aeon Co., Ltd.	399,426
7,100	AGC, Inc.	240,197
8,700	Aisin Seiki Co., Ltd.	342,649
Shares	Description	Value

	Japan (Continued)
9,400	Alfresa Holdings Corp.	$258,635
8,400	Aoyama Trading Co., Ltd.	209,528
7,080	Aozora Bank Ltd.	217,746
36,500	Astellas Pharma, Inc.	539,332
13,800	Brother Industries Ltd.	232,101
3,200	Central Japan Railway Co.	690,089
17,200	Credit Saison Co., Ltd.	225,807
7,300	CyberAgent, Inc.	234,565
26,800	Dai-ichi Life Holdings, Inc.	432,909
2,400	Disco Corp.	354,299
21,400	DMG Mori Co., Ltd.	289,001
3,800	FamilyMart UNY Holdings Co., Ltd.	443,755
2,500	Fuji Soft, Inc.	101,331
6,300	FUJIFILM Holdings Corp.	269,814
20,100	Hakuhodo DY Holdings, Inc.	308,166
25,600	Haseko Corp.	283,204
18,800	Hitachi Ltd.	589,070
25,400	Honda Motor Co., Ltd.	757,628
35,900	Japan Post Holdings Co., Ltd.	440,655
77,700	JXTG Holdings, Inc.	423,293
18,600	Kajima Corp.	263,994
10,400	Kakaku.com, Inc.	181,791
28,900	KDDI Corp.	722,467
1,500	Keyence Corp.	769,245
7,200	Kikkoman Corp.	381,400
38,500	Kobe Steel Ltd.	307,505
54,700	Leopalace21 Corp.	258,623
42,400	Mazda Motor Corp.	466,721
12,800	Medipal Holdings Corp.	294,955
46,400	Mitsubishi Chemical Holdings Corp.	397,483
2,300	Mitsubishi Gas Chemical Co., Inc.	36,213
11,800	Mitsubishi Heavy Industries Ltd.	455,317
18,700	Mitsubishi Tanabe Pharma Corp.	292,024
22,000	Mitsubishi UFJ Financial Group, Inc.	117,872
64,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	329,236
12,900	Mitsui OSK Lines Ltd.	321,182
284,700	Mizuho Financial Group, Inc.	468,902
15,200	NET One Systems Co., Ltd.	315,931
31,000	NHK Spring Co., Ltd.	287,161
1,900	Nintendo Co., Ltd.	590,103
42,300	Nippon Sheet Glass Co., Ltd.	380,962
13,100	Nippon Telegraph & Telephone Corp.	561,764
19,200	Nippon Yusen KK	320,455
56,100	Nissan Motor Co., Ltd.	477,333
67,800	NTN Corp.	221,591
23,900	NTT DOCOMO, Inc.	571,691
46,300	Oji Holdings Corp.	267,365
52,500	Onward Holdings Co., Ltd.	306,059
191,600	Orient Corp.	225,153

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
32,000	ORIX Corp.	$481,799
13,600	Panasonic Corp.	132,598
19,200	Recruit Holdings Co., Ltd.	513,381
8,700	Sankyo Co., Ltd.	336,259
13,500	Seven & i Holdings Co., Ltd.	587,344
8,100	Shiseido Co., Ltd.	481,501
3,300	SoftBank Group Corp.	258,304
16,600	Sony Corp.	833,162
13,500	SUMCO Corp.	186,651
65,600	Sumitomo Chemical Co., Ltd.	340,873
18,000	Sumitomo Forestry Co., Ltd.	234,492
6,000	Sumitomo Mitsui Financial Group, Inc.	222,814
12,200	Taiheiyo Cement Corp.	416,654
14,300	Takeda Pharmaceutical Co., Ltd.	576,201
14,200	Teijin Ltd.	244,825
12,500	Tokai Rika Co., Ltd.	221,368
11,200	Tokuyama Corp.	260,348
3,700	Tokyo Electron Ltd.	531,095
7,500	Tokyo Seimitsu Co., Ltd.	218,269
38,900	Tokyu Fudosan Holdings Corp.	211,419
17,800	Tosoh Corp.	252,150
12,800	Toyo Seikan Group Holdings Ltd.	287,434
12,300	Toyota Boshoku Corp.	199,420
23,900	Toyota Motor Corp.	1,464,609
8,900	Ube Industries Ltd.	200,510
28,800	Zeon Corp.	294,544
		29,491,693
	Singapore – 3.6%
1,099,000	Hutchison Port Holdings Trust	274,750
50,000	Singapore Airlines Ltd.	358,416
70,300	Singapore Exchange Ltd.	398,969
13,200	Venture Corp Ltd.	159,436
308,900	Yanlord Land Group Ltd.	291,415
		1,482,986
	Total Investments – 99.9%	41,274,863
	(Cost $46,033,918) (c)
	Net Other Assets and Liabilities – 0.1%	26,010
	Net Assets – 100.0%	$41,300,873

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $972,008 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,731,063. The net unrealized depreciation was $4,759,055.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,274,863	$ 41,274,863	$ —	$ —

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
JPY	71.5%
AUD	15.4
HKD	7.8
SGD	2.9
USD	1.9
CAD	0.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	18.2%
Consumer Discretionary	17.0
Industrials	13.2
Information Technology	11.7
Materials	10.5
Communication Services	10.3
Consumer Staples	6.9
Health Care	5.3
Real Estate	4.2
Energy	2.7
Total	100.0%

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Australia – 5.3%
534,442	AMP Ltd.	$877,978
102,242	Australia & New Zealand Banking Group Ltd.	1,860,222
90,680	Bank of Queensland Ltd.	670,358
37,862	BHP Group Ltd.	958,587
140,045	Coca-Cola Amatil Ltd.	855,109
30,481	Commonwealth Bank of Australia	1,548,971
4,507	CSL Ltd.	637,930
22,060	Flight Centre Travel Group Ltd.	690,004
76,510	Iluka Resources Ltd.	483,851
436,833	Lynas Corp. Ltd. (b)	531,869
17,000	Macquarie Group Ltd.	1,439,378
102,014	National Australia Bank Ltd.	1,769,314
32,420	Perpetual Ltd.	770,376
170,288	Platinum Asset Management Ltd.	558,258
137,629	Qantas Airways Ltd.	544,231
15,560	Rio Tinto Ltd.	984,585
199,298	Santos Ltd.	937,307
69,185	Westpac Banking Corp.	1,234,634
310,477	Whitehaven Coal Ltd.	1,117,144
		18,470,106
	Austria – 0.6%
40,095	Verbund AG	2,047,734
	Belgium – 0.6%
23,922	UCB S.A.	2,071,108
	Bermuda – 0.7%
16,100	Jardine Matheson Holdings Ltd.	1,075,802
10,000	Jardine Strategic Holdings Ltd.	382,800
815,740	SmarTone Telecommunications Holdings Ltd.	967,809
		2,426,411
	Canada – 0.2%
3,600	Shopify, Inc., Class A (b)	605,996
	Cayman Islands – 1.2%
113,493	AAC Technologies Holdings, Inc.	701,453
80,796	ASM Pacific Technology Ltd.	867,457
126,605	CK Hutchison Holdings Ltd.	1,273,770
552,261	Tingyi Cayman Islands Holding Corp.	768,520
251,621	Wynn Macau Ltd.	610,523
		4,221,723
	Denmark – 2.7%
18,923	Carlsberg A.S., Class B	2,162,579
37,703	GN Store Nord A.S.	1,623,176
10,831	Novo Nordisk A.S., Class B	505,150
28,465	Orsted A.S. (c)	2,046,806
34,439	Pandora A.S.	1,491,103
4,291	Rockwool International A.S., Class B	1,147,354
Shares	Description	Value

	Denmark (Continued)
10,016	Topdanmark A.S.	$476,967
		9,453,135
	Finland – 0.9%
24,138	Neste OYJ	2,214,136
79,030	Stora Enso OYJ, Class R	1,057,903
		3,272,039
	France – 11.5%
184,340	Air France-KLM (b)	2,320,951
32,095	Alstom S.A.	1,292,370
20,096	Arkema S.A.	1,907,316
7,186	Casino Guichard Perrachon S.A.	353,761
4,244	Christian Dior SE	1,793,456
127,542	Credit Agricole S.A.	1,453,860
689	Dassault Aviation S.A.	1,026,007
13,810	Dassault Systemes SE	1,731,649
130,654	Electricite de France S.A.	2,157,957
3,854	Hermes International	2,313,280
11,976	Ipsen S.A.	1,507,850
5,750	Kering S.A.	2,879,384
15,218	L’Oreal S.A.	3,659,631
15,526	LVMH Moet Hennessy Louis Vuitton SE	4,971,454
97,044	Peugeot S.A.	2,442,573
20,276	Renault S.A.	1,435,409
22,256	Safran S.A.	2,916,798
37,898	TOTAL S.A.	2,081,279
22,706	Ubisoft Entertainment S.A. (b)	2,014,170
		40,259,155
	Germany – 6.9%
96,645	AIXTRON SE (b)	962,835
3,939	Allianz SE	833,726
25,421	BASF SE	1,856,962
2,749	Bayer AG	208,299
36,832	Covestro AG (c)	2,031,168
79,695	Deutsche Lufthansa AG	2,012,289
37,826	Evonik Industries AG	1,033,034
15,016	Fraport AG Frankfurt Airport Services Worldwide	1,184,893
9,272	Linde AG	2,060,992
10,077	MTU Aero Engines AG	2,170,724
52,350	Salzgitter AG	1,577,089
9,942	SAP SE	1,027,010
11,914	Sartorius AG (Preference Shares)	1,785,052
142,746	Schaeffler AG (Preference Shares)	1,264,616
7,630	Wacker Chemie AG	804,861
12,828	Wirecard AG	2,124,620
41,424	Zalando SE (b) (c)	1,263,581
		24,201,751
	Hong Kong – 1.2%
2,296,336	PCCW Ltd.	1,366,597
97,892	Swire Pacific Ltd., Class A	1,156,418

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
312,317	Wharf Holdings (The) Ltd.	$941,271
117,154	Wheelock & Co., Ltd.	749,461
		4,213,747
	Italy – 2.4%
911,971	A2A S.p.A.	1,661,796
186,863	Banca Mediolanum S.p.A.	1,138,929
44,795	Enel S.p.A.	270,000
168,722	Eni S.p.A.	2,859,323
123,960	Mediobanca Banca di Credito Finanziario S.p.A.	1,077,756
34,136	Moncler S.p.A.	1,285,471
		8,293,275
	Japan – 24.3%
223,600	Acom Co., Ltd.	782,112
45,700	Advantest Corp.	1,037,559
56,900	Aeon Co., Ltd.	1,153,671
20,100	AGC, Inc.	679,995
25,100	Aisin Seiki Co., Ltd.	988,561
27,300	Alfresa Holdings Corp.	751,142
24,400	Aoyama Trading Co., Ltd.	608,628
19,960	Aozora Bank Ltd.	613,872
106,000	Astellas Pharma, Inc.	1,566,280
40,000	Brother Industries Ltd.	672,757
8,900	Central Japan Railway Co.	1,919,311
49,900	Credit Saison Co., Ltd.	655,102
20,600	CyberAgent, Inc.	661,923
77,600	Dai-ichi Life Holdings, Inc.	1,253,497
6,500	Disco Corp.	959,559
62,200	DMG Mori Co., Ltd.	839,993
11,000	FamilyMart UNY Holdings Co., Ltd.	1,284,554
6,500	Fuji Soft, Inc.	263,461
18,000	FUJIFILM Holdings Corp.	770,897
57,700	Hakuhodo DY Holdings, Inc.	884,636
74,300	Haseko Corp.	821,956
54,500	Hitachi Ltd.	1,707,675
73,500	Honda Motor Co., Ltd.	2,192,348
103,900	Japan Post Holdings Co., Ltd.	1,275,321
225,000	JXTG Holdings, Inc.	1,225,752
54,000	Kajima Corp.	766,436
30,300	Kakaku.com, Inc.	529,642
83,600	KDDI Corp.	2,089,904
4,600	Keyence Corp.	2,359,018
20,500	Kikkoman Corp.	1,085,931
111,800	Kobe Steel Ltd.	892,963
158,700	Leopalace21 Corp.	750,337
123,100	Mazda Motor Corp.	1,355,032
37,200	Medipal Holdings Corp.	857,214
134,500	Mitsubishi Chemical Holdings Corp.	1,152,187
6,500	Mitsubishi Gas Chemical Co., Inc.	102,341
33,800	Mitsubishi Heavy Industries Ltd.	1,304,213
Shares	Description	Value

	Japan (Continued)
54,300	Mitsubishi Tanabe Pharma Corp.	$847,962
64,300	Mitsubishi UFJ Financial Group, Inc.	344,508
187,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	958,101
37,600	Mitsui OSK Lines Ltd.	936,160
824,000	Mizuho Financial Group, Inc.	1,357,132
44,000	NET One Systems Co., Ltd.	914,538
89,900	NHK Spring Co., Ltd.	832,767
5,600	Nintendo Co., Ltd.	1,739,252
122,700	Nippon Sheet Glass Co., Ltd.	1,105,060
37,800	Nippon Telegraph & Telephone Corp.	1,620,967
55,700	Nippon Yusen KK	929,654
162,500	Nissan Motor Co., Ltd.	1,382,649
196,700	NTN Corp.	642,875
68,900	NTT DOCOMO, Inc.	1,648,097
134,200	Oji Holdings Corp.	774,953
153,300	Onward Holdings Co., Ltd.	893,693
558,600	Orient Corp.	656,422
92,800	ORIX Corp.	1,397,218
40,000	Panasonic Corp.	389,993
55,900	Recruit Holdings Co., Ltd.	1,494,687
25,200	Sankyo Co., Ltd.	973,991
39,300	Seven & i Holdings Co., Ltd.	1,709,825
23,400	Shiseido Co., Ltd.	1,391,003
9,100	SoftBank Group Corp.	712,294
48,000	Sony Corp.	2,409,144
39,500	SUMCO Corp.	546,128
189,900	Sumitomo Chemical Co., Ltd.	986,765
52,100	Sumitomo Forestry Co., Ltd.	678,723
17,400	Sumitomo Mitsui Financial Group, Inc.	646,160
35,100	Taiheiyo Cement Corp.	1,198,733
41,500	Takeda Pharmaceutical Co., Ltd.	1,672,192
41,100	Teijin Ltd.	708,614
36,300	Tokai Rika Co., Ltd.	642,852
31,800	Tokuyama Corp.	739,202
10,600	Tokyo Electron Ltd.	1,521,515
21,300	Tokyo Seimitsu Co., Ltd.	619,885
113,100	Tokyu Fudosan Holdings Corp.	614,691
51,600	Tosoh Corp.	730,951
37,000	Toyo Seikan Group Holdings Ltd.	830,865
35,600	Toyota Boshoku Corp.	577,182
68,900	Toyota Motor Corp.	4,222,240
26,200	Ube Industries Ltd.	590,267
83,100	Zeon Corp.	849,882
		85,255,572
	Luxembourg – 0.6%
91,262	ArcelorMittal	2,109,539
	Netherlands – 4.6%
37,017	AerCap Holdings N.V. (b)	1,749,423

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
21,700	ASML Holding N.V.	$3,805,650
25,116	EXOR N.V.	1,604,126
152,533	Fiat Chrysler Automobiles N.V. (b)	2,604,523
114,875	Koninklijke Ahold Delhaize N.V.	3,026,806
23,313	Randstad N.V.	1,123,666
10,015	Unilever N.V.	534,699
29,410	Wolters Kluwer N.V.	1,831,250
		16,280,143
	Norway – 3.8%
36,623	Aker BP ASA	1,219,326
188,907	Aker Solutions ASA (b)	1,029,878
118,994	DNB ASA	2,107,169
650,181	DNO ASA	1,250,415
101,642	Equinor ASA	2,323,535
213,173	Storebrand ASA	1,631,286
101,831	Telenor ASA	1,924,586
67,005	Tomra Systems ASA	1,735,912
		13,222,107
	Portugal – 0.4%
95,279	Galp Energia SGPS S.A.	1,488,074
	Singapore – 1.2%
3,202,300	Hutchison Port Holdings Trust	800,575
144,900	Singapore Airlines Ltd.	1,038,690
203,800	Singapore Exchange Ltd.	1,156,613
38,700	Venture Corp Ltd.	467,436
900,600	Yanlord Land Group Ltd.	849,622
		4,312,936
	Spain – 1.3%
77,628	Banco Santander S.A.	367,140
167,614	Ence Energia y Celulosa S.A.	1,299,790
65,178	Endesa S.A.	1,627,832
138,366	International Consolidated Airlines Group S.A.	1,168,737
		4,463,499
	Sweden – 6.6%
101,560	Axfood AB	1,777,905
88,436	Elekta AB, Class B	1,181,642
50,287	Investor AB, Class B	2,206,918
49,310	Lundin Petroleum AB	1,577,663
157,222	Sandvik AB	2,507,323
768,843	SAS AB (b)	2,076,679
84,548	Skandinaviska Enskilda Banken AB, Class A	885,813
107,323	SKF AB, Class B	1,801,102
102,261	Svenska Handelsbanken AB, Class A	1,109,819
125,573	Swedbank AB, Class A	2,846,378
41,011	Swedish Match AB	1,834,274
66,935	Volvo AB, Class A	960,193
Shares	Description	Value

	Sweden (Continued)
165,348	Volvo AB, Class B	$2,376,511
		23,142,220
	Switzerland – 8.9%
40,491	Coca-Cola HBC AG	1,358,502
34,324	Logitech International S.A.	1,251,189
102,141	Nestle S.A.	8,878,343
39,881	Novartis AG	3,468,959
81,982	OC Oerlikon Corp. AG	1,056,875
69,417	Oriflame Holding AG	1,545,098
3,003	Partners Group Holding AG	2,060,986
27,356	Roche Holding AG	7,260,914
6,351	Roche Holding AG	1,666,862
682	SGS S.A.	1,642,506
9,251	Temenos Group AG	1,245,622
		31,435,856
	United Kingdom – 12.6%
186,308	3i Group PLC	2,076,096
73,846	Ashtead Group PLC	1,867,876
29,864	Berkeley Group Holdings PLC	1,470,036
49,614	BHP Group PLC	1,099,876
787,226	BP PLC	5,370,166
14,468	British American Tobacco PLC	509,891
15,375	Diageo PLC	585,112
288,578	Evraz PLC	1,885,681
217,084	GlaxoSmithKline PLC	4,205,993
73,771	Hargreaves Lansdown PLC	1,580,059
72,768	Hikma Pharmaceuticals PLC	1,537,101
344,278	HSBC Holdings PLC	2,884,985
668,241	Legal & General Group PLC	2,273,550
545,041	Man Group PLC	1,019,770
58,258	Mondi PLC	1,405,584
30,053	NMC Health PLC	1,015,395
262,296	Pagegroup PLC	1,519,225
64,577	Pearson PLC	767,375
45,767	Persimmon PLC	1,425,665
71,024	Royal Dutch Shell PLC, Class A	2,200,323
48,537	Royal Dutch Shell PLC, Class B	1,507,814
166,711	Sage Group (The) PLC	1,368,800
125,928	Sky Ltd.	2,853,263
467,648	Taylor Wimpey PLC	1,012,976
307,425	William Hill PLC	710,471
		44,153,083
	Total Common Stocks	345,399,209
	(Cost $375,624,863)

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.9%
	United States – 0.9%
50,250	iShares MSCI EAFE ETF	$3,149,670
	(Cost $3,071,742)
	Total Investments – 99.4%	348,548,879
	(Cost $378,696,605) (d)
	Net Other Assets and Liabilities – 0.6%	2,185,980
	Net Assets – 100.0%	$350,734,859

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,774,043 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $39,921,769. The net unrealized depreciation was $30,147,726.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 44,153,083	$ 41,299,820	$ 2,853,263	$ —
Other Country Categories*	301,246,126	301,246,126	—	—
Exchange-Traded Funds*	3,149,670	3,149,670	—	—
Total Investments	$ 348,548,879	$ 345,695,616	$ 2,853,263	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	29.1%
JPY	24.5
GBP	13.4
CHF	8.2
SEK	7.1
AUD	5.3
NOK	3.8
DKK	2.7
HKD	2.7
USD	2.0
SGD	1.0
CAD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Industrials	15.3%
Financials	14.8
Consumer Discretionary	13.9
Consumer Staples	9.9
Health Care	9.9
Materials	9.4
Energy	8.1
Information Technology	7.9
Communication Services	5.7
Utilities	2.8
Real Estate	1.4
Other†	0.9
Total	100.0%

†	Exchange-Traded Fund with holdings representing multiple sectors.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.8%
	Austria – 0.9%
13,045	Verbund AG	$666,235
	Belgium – 0.9%
7,739	UCB S.A.	670,024
	Denmark – 4.1%
6,100	Carlsberg A.S., Class B	697,127
12,155	GN Store Nord A.S.	523,293
3,470	Novo Nordisk A.S., Class B	161,838
9,178	Orsted A.S. (b)	659,954
11,105	Pandora A.S.	480,812
1,384	Rockwool International A.S., Class B	370,062
3,210	Topdanmark A.S.	152,862
		3,045,948
	Finland – 1.4%
7,799	Neste OYJ	715,388
25,234	Stora Enso OYJ, Class R	337,785
		1,053,173
	France – 17.5%
59,570	Air France-KLM (c)	750,022
10,322	Alstom S.A.	415,636
6,469	Arkema S.A.	613,974
2,305	Casino Guichard Perrachon S.A.	113,473
1,375	Christian Dior SE	581,056
41,137	Credit Agricole S.A.	468,924
223	Dassault Aviation S.A.	332,075
4,456	Dassault Systemes SE	558,742
42,010	Electricite de France S.A.	693,861
1,243	Hermes International	746,084
3,859	Ipsen S.A.	485,871
1,854	Kering S.A.	928,414
4,879	L’Oreal S.A.	1,173,304
4,975	LVMH Moet Hennessy Louis Vuitton SE	1,593,004
31,238	Peugeot S.A.	786,253
6,535	Renault S.A.	462,636
7,179	Safran S.A.	940,856
12,187	TOTAL S.A.	669,285
7,327	Ubisoft Entertainment S.A. (c)	649,952
		12,963,422
	Germany – 10.5%
30,892	AIXTRON SE (c)	307,764
1,261	Allianz SE	266,902
8,152	BASF SE	595,490
876	Bayer AG	66,377
11,837	Covestro AG (b)	652,773
25,735	Deutsche Lufthansa AG	649,805
12,122	Evonik Industries AG	331,054
4,832	Fraport AG Frankfurt Airport Services Worldwide	381,287
2,982	Linde AG	662,843
3,246	MTU Aero Engines AG	699,233
Shares	Description	Value

	Germany (Continued)
16,816	Salzgitter AG	$506,597
3,203	SAP SE	330,870
3,840	Sartorius AG (Preference Shares)	575,340
45,761	Schaeffler AG (Preference Shares)	405,406
2,444	Wacker Chemie AG	257,809
4,145	Wirecard AG	686,510
13,225	Zalando SE (b) (c)	403,410
		7,779,470
	Italy – 3.6%
293,862	A2A S.p.A.	535,476
60,074	Banca Mediolanum S.p.A.	366,151
14,278	Enel S.p.A.	86,060
54,303	Eni S.p.A.	920,270
39,586	Mediobanca Banca di Credito Finanziario S.p.A.	344,176
10,958	Moncler S.p.A.	412,649
		2,664,782
	Luxembourg – 0.9%
29,267	ArcelorMittal	676,512
	Netherlands – 7.1%
11,817	AerCap Holdings N.V. (c)	558,471
6,954	ASML Holding N.V.	1,219,562
8,048	EXOR N.V.	514,015
49,047	Fiat Chrysler Automobiles N.V. (c)	837,485
36,975	Koninklijke Ahold Delhaize N.V.	974,243
7,516	Randstad N.V.	362,265
3,196	Unilever N.V.	170,634
9,504	Wolters Kluwer N.V.	591,778
		5,228,453
	Norway – 5.7%
11,725	Aker BP ASA	390,372
60,469	Aker Solutions ASA (c)	329,663
38,323	DNB ASA	678,631
208,132	DNO ASA	400,275
32,736	Equinor ASA	748,345
68,653	Storebrand ASA	525,361
32,797	Telenor ASA	619,857
21,579	Tomra Systems ASA	559,051
		4,251,555
	Portugal – 0.7%
30,618	Galp Energia SGPS S.A.	478,194
	Spain – 1.9%
24,893	Banco Santander S.A.	117,731
53,622	Ence Energia y Celulosa S.A.	415,821
20,919	Endesa S.A.	522,455
44,777	International Consolidated Airlines Group S.A.	378,218
		1,434,225

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden – 10.1%
32,764	Axfood AB	$573,565
28,339	Elekta AB, Class B	378,653
16,205	Investor AB, Class B	711,180
15,927	Lundin Petroleum AB	509,581
50,666	Sandvik AB	808,004
249,275	SAS AB (c)	673,303
27,131	Skandinaviska Enskilda Banken AB, Class A	284,253
34,652	SKF AB, Class B	581,532
32,987	Svenska Handelsbanken AB, Class A	358,001
40,664	Swedbank AB, Class A	921,736
13,248	Swedish Match AB	592,535
21,465	Volvo AB, Class A	307,919
53,352	Volvo AB, Class B	766,817
		7,467,079
	Switzerland – 13.6%
13,023	Coca-Cola HBC AG	436,931
11,062	Logitech International S.A.	403,235
32,923	Nestle S.A.	2,861,747
12,864	Novartis AG	1,118,946
26,173	OC Oerlikon Corp. AG	337,411
22,378	Oriflame Holding AG	498,094
969	Partners Group Holding AG	665,033
8,801	Roche Holding AG	2,335,989
2,044	Roche Holding AG	536,461
220	SGS S.A.	529,841
2,981	Temenos Group AG	401,384
		10,125,072
	United Kingdom – 18.9%
60,079	3i Group PLC	669,482
23,436	Ashtead Group PLC	592,795
9,610	Berkeley Group Holdings PLC	473,046
15,836	BHP Group PLC	351,063
252,852	BP PLC	1,724,863
4,603	British American Tobacco PLC	162,222
4,921	Diageo PLC	187,274
92,877	Evraz PLC	606,895
69,602	GlaxoSmithKline PLC	1,348,536
23,693	Hargreaves Lansdown PLC	507,467
23,500	Hikma Pharmaceuticals PLC	496,398
110,384	HSBC Holdings PLC	924,997
215,573	Legal & General Group PLC	733,442
173,015	Man Group PLC	323,711
18,671	Mondi PLC	450,473
9,588	NMC Health PLC	323,948
83,952	Pagegroup PLC	486,252
20,631	Pearson PLC	245,160
14,780	Persimmon PLC	460,404
22,787	Royal Dutch Shell PLC, Class A	705,941
15,533	Royal Dutch Shell PLC, Class B	482,536
53,659	Sage Group (The) PLC	440,573
34,602	Sky Ltd.	784,008
Shares	Description	Value

	United Kingdom (Continued)
149,675	Taylor Wimpey PLC	$324,212
98,607	William Hill PLC	227,885
		14,033,583
	Total Common Stocks	72,537,727
	(Cost $77,726,345)
EXCHANGE-TRADED FUNDS (a) – 1.9%
	United States – 1.9%
32,400	iShares Core MSCI Europe ETF	1,427,868
	(Cost $1,401,497)
	Total Investments – 99.7%	73,965,595
	(Cost $79,127,842) (d)
	Net Other Assets and Liabilities – 0.3%	247,673
	Net Assets – 100.0%	$74,213,268

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,213,364 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,375,611. The net unrealized depreciation was $5,162,247.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 14,033,583	$ 13,249,575	$ 784,008	$ —
Other Country Categories*	58,504,144	58,504,144	—	—
Exchange-Traded Funds*	1,427,868	1,427,868	—	—
Total Investments	$ 73,965,595	$ 73,181,587	$ 784,008	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	44.2%
GBP	20.1
CHF	12.4
SEK	10.8
NOK	5.7
DKK	4.1
USD	2.7
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Sector Allocation	% of Total Investments
Industrials	16.3%
Financials	12.9
Consumer Discretionary	12.4
Health Care	12.2
Consumer Staples	11.4
Energy	10.9
Materials	8.7
Information Technology	5.9
Utilities	4.3
Communication Services	3.1
Other†	1.9
Total	100.0%

†	Exchange-Traded Fund with holdings representing multiple sectors.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.0%
	Bermuda – 2.3%
874,000	Alibaba Health Information Technology Ltd. (b)	$799,694
951,223	Hopson Development Holdings Ltd.	870,352
734,000	Nine Dragons Paper Holdings Ltd.	744,556
		2,414,602
	Brazil – 8.3%
83,896	Banco do Brasil S.A.	1,192,928
234,660	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	1,511,985
76,322	Banco Santander Brasil S.A.	1,005,922
89,957	Bradespar S.A. (Preference Shares)	693,817
383,487	JBS S.A.	1,586,647
18,944	Magazine Luiza S.A.	930,111
298,465	Metalurgica Gerdau S.A. (Preference Shares)	609,663
22,026	Suzano Papel e Celulose S.A.	277,801
127,180	Transmissora Alianca de Energia Eletrica S.A.	896,872
		8,705,746
	Cayman Islands – 13.5%
7,402	51job, Inc., ADR (b)	515,475
18,849	Alibaba Group Holding Ltd., ADR (b)	3,175,868
12,897	Autohome, Inc., ADR (b)	933,485
1,643	Baidu, Inc., ADR (b)	283,631
413,844	China Shineway Pharmaceutical Group Ltd.	483,081
1,332,612	Dongyue Group Ltd.	849,106
773,912	Kingdee International Software Group Co., Ltd.	741,647
1,095,444	Sany Heavy Equipment International Holdings Co., Ltd.	362,954
707,800	SSY Group Ltd.	634,095
110,146	Tencent Holdings Ltd.	4,856,606
68,278	Wuxi Biologics Cayman, Inc. (b) (c)	586,882
1,413,000	Yuzhou Properties Co., Ltd.	696,853
		14,119,683
	Chile – 0.9%
63,625	Cia Cervecerias Unidas S.A.	884,289
	China – 8.8%
2,314,258	Agricultural Bank of China Ltd., Class H	1,088,244
3,718,807	Bank of China Ltd., Class H	1,715,538
1,091,655	China Construction Bank Corp., Class H	975,195
1,435,369	China Petroleum & Chemical Corp., Class H	1,201,758
Shares	Description	Value

	China (Continued)
2,533,078	Datang International Power Generation Co. Ltd., Class H	$658,517
1,256,812	Huaneng Power International, Inc., Class H	787,995
2,450,088	Industrial & Commercial Bank of China Ltd., Class H	1,892,092
3,329,354	Metallurgical Corp. of China Ltd., Class H	912,192
		9,231,531
	Czech Republic – 0.7%
227,539	Moneta Money Bank A.S. (c)	773,483
	Hong Kong – 4.1%
50,963	China Mobile Ltd.	534,494
1,561,816	China Overseas Grand Oceans Group Ltd.	601,070
4,860,321	China South City Holdings Ltd.	730,861
599,050	CNOOC Ltd.	1,001,578
783,742	Sinotruk Hong Kong Ltd.	1,442,210
		4,310,213
	Hungary – 0.4%
264,823	Magyar Telekom Telecommunications PLC	447,093
	India – 9.1%
70,314	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	324,085
121,327	Hexaware Technologies Ltd.	580,022
50,474	Hindustan Unilever Ltd.	1,247,053
315,169	Indiabulls Real Estate Ltd. (b)	325,051
149,940	Infosys Ltd.	1,581,201
675,149	Power Finance Corp., Ltd.	977,789
520,751	REC Ltd.	909,410
94,397	Reliance Capital Ltd.	256,765
170,235	Sterlite Technologies Ltd.	586,439
48,260	Tata Consultancy Services Ltd.	1,363,589
129,960	Tech Mahindra Ltd.	1,334,868
		9,486,272
	Indonesia – 3.7%
2,858,756	Bukit Asam Tbk PT	881,821
505,028	Charoen Pokphand Indonesia Tbk PT	267,469
728,683	Indah Kiat Pulp & Paper Corp. Tbk PT	677,966
5,583,916	Japfa Comfeed Indonesia Tbk PT	1,170,934
468,208	United Tractors Tbk PT	862,025
		3,860,215
	Israel – 1.3%
9,669	Orbotech Ltd. (b)	593,000
31,298	Radware Ltd. (b)	757,724
		1,350,724

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Malaysia – 1.9%
502,300	Hartalega Holdings Bhd	$662,212
17,600	Nestle Malaysia Bhd	638,086
1,314,700	Sime Darby Bhd	718,976
		2,019,274
	Philippines – 1.3%
438,320	San Miguel Corp.	1,387,887
	Poland – 1.1%
25,084	Asseco Poland S.A.	323,456
45,840	Jastrzebska Spolka Weglowa S.A. (b)	841,089
		1,164,545
	Portugal – 0.8%
771,252	Sonae SGPS S.A.	804,649
	Russia – 9.3%
167,766,291	Federal Grid Co. Unified Energy System PJSC	426,486
537,217	Gazprom PJSC	1,338,071
203,442	Gazprom PJSC, ADR	993,611
10,043,679	Inter RAO UES PJSC	587,687
22,625	LUKOIL PJSC	1,824,848
1,171,283	Magnitogorsk Iron & Steel Works PJSC	775,838
514,632	Raspadskaya OJSC (b)	1,069,493
291,192	Sberbank of Russia PJSC	970,640
2,085,400	Surgutneftegas PJSC	872,665
1,391,721	Surgutneftegas PJSC (Preference Shares)	863,731
		9,723,070
	South Africa – 1.7%
5,348	Naspers Ltd., Class N	1,225,741
26,339	Nedbank Group Ltd.	567,479
		1,793,220
	South Korea – 16.0%
36,930	Cheil Worldwide, Inc.	779,989
17,441	Doosan Infracore Co., Ltd. (b)	135,747
48,600	Hanwha Chemical Corp.	980,605
124,661	Hanwha General Insurance Co., Ltd.	607,255
36,695	HDC Holdings Co., Ltd.	615,074
8,107	Hotel Shilla Co., Ltd.	558,124
19,931	Hyosung Corp.	1,253,916
57,320	Industrial Bank of Korea	734,112
56,121	Korean Reinsurance Co.	452,438
9,563	Kumho Petrochemical Co., Ltd.	773,532
6,188	LG Uplus Corp.	83,979
3,257	Lotte Chemical Corp.	878,174
17,520	LOTTE Fine Chemical Co., Ltd.	713,303
4,004	Pearl Abyss Corp. (b)	695,612
120,263	Samsung Electronics Co., Ltd.	4,988,215
Shares	Description	Value

	South Korea (Continued)
23,083	Samsung Electronics Co., Ltd. (Preference Shares)	$777,974
25,543	SK Hynix, Inc.	1,696,515
		16,724,564
	Taiwan – 12.0%
84,606	Catcher Technology Co., Ltd.	637,543
2,230,009	China Development Financial Holding Corp.	724,427
1,478,372	CTBC Financial Holding Co., Ltd.	996,120
361,381	Gigabyte Technology Co., Ltd.	472,290
74,265	Global Unichip Corp.	478,638
116,628	Simplo Technology Co., Ltd.	842,778
2,150,765	SinoPac Financial Holdings Co., Ltd.	724,588
2,140,112	Taiwan Business Bank	769,762
483,416	Taiwan High Speed Rail Corp.	490,159
483,708	Taiwan Semiconductor Manufacturing Co., Ltd.	3,479,630
1,019,646	Walsin Lihwa Corp.	580,825
139,351	Walsin Technology Corp.	775,646
56,389	Yageo Corp.	590,110
1,658,678	Yuanta Financial Holding Co., Ltd.	917,843
		12,480,359
	Thailand – 0.8%
202,000	PTT Exploration & Production PCL	795,263
	Turkey – 1.0%
11,958	TAV Havalimanlari Holding A.S.	64,527
76,433	Trakya Cam Sanayii A.S.	53,700
298,841	Turk Hava Yollari AO (b)	891,899
		1,010,126
	Total Common Stocks	103,486,808
	(Cost $104,013,948)
EXCHANGE-TRADED FUNDS (a) – 0.6%
	United States – 0.6%
14,580	iShares MSCI Emerging Markets ETF	628,398
	(Cost $601,571)
	Total Investments – 99.6%	104,115,206
	(Cost $104,615,519) (d)
	Net Other Assets and Liabilities – 0.4%	390,496
	Net Assets – 100.0%	$104,505,702

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,207,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,707,470. The net unrealized depreciation was $500,313.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 1/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 795,263	$ —	$ 795,263	$ —
Other Country Categories*	102,691,545	102,691,545	—	—
Exchange-Traded Funds*	628,398	628,398	—	—
Total Investments	$ 104,115,206	$ 103,319,943	$ 795,263	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
HKD	24.2%
KRW	16.1
TWD	12.0
INR	9.1
RUB	8.4
BRL	8.4
USD	7.6
IDR	3.7
MYR	1.9
ZAR	1.7
PHP	1.3
PLN	1.1
TRY	1.0
CLP	0.8
EUR	0.8
THB	0.8
CZK	0.7
HUF	0.4
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
January 31, 2019 (Unaudited)
Sector Allocation	% of Total Investments
Information Technology	21.7%
Financials	19.0
Energy	10.2
Materials	9.8
Communication Services	9.5
Industrials	9.1
Consumer Staples	6.3
Consumer Discretionary	4.5
Utilities	3.2
Real Estate	3.1
Health Care	3.0
Other†	0.6
Total	100.0%

†	Exchange-Traded Fund with holdings representing multiple sectors.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund III
January 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of fifteen funds that are currently offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust:
First Trust RiverFront Dynamic Asia Pacific ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RFAP”)
First Trust RiverFront Dynamic Developed International ETF – (Nasdaq ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (Nasdaq ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (Nasdaq ticker “RFEM”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund III
January 31, 2019 (Unaudited)
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund III

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 29, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 29, 2019

* Print the name and title of each signing officer under his or her signature.